UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund:	BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 11/30/2010

Item 1 – Report to Stockholders

November 30, 2010

Semi-Annual Report (Unaudited)

BlackRock California Municipal Bond Fund | of BlackRock California Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Intermediate Municipal Fund | of BlackRock Municipal Series Trust

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued this year and has accelerated as the period drew to a close. Although we remain mired in a slow-growth environment, recent economic data releases have been generally positive and the global economy as a whole appears to be on firmer footing. In the United States, the corporate sector has been an important area of strength and consumer spending has held up reasonably well; however weakness in the housing and labor markets continues to be a drag on the overall economy. Deflationary pressures and deleveraging risks continue to threaten the momentum of economic growth, but the Federal Reserve Board (the “Fed”) has responded by implementing an additional program of quantitative easing (known informally as “QE2”) with the primary purpose of combating these forces.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, improving economic data and strong corporate earnings reports fueled a rebound in equity markets. Stocks continued their rally into the fourth quarter and, despite a modest correction through November, closed out the period in positive territory. Although international equities posted only modest gains for the 12-month period, returns were strong for the second half. In the United States, equities posted robust gains on both a six- and 12-month basis.

In fixed income markets, yields declined significantly over most of the past year as weak economic data, lingering credit problems and the anticipation of additional quantitative easing drove interest rates lower and bond prices higher. Near the end of the period, Treasury yields began climbing amid improved economic data and, although fixed income markets lost some ground, overall performance was strong for the year.

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 was met with a reversal at the start of the fourth quarter 2010, when Treasury yields began to rise and municipal supply flooded the market as issuers anticipated the expiration of the Build America Bonds program. Despite market weakness near the end of the annual period, tax-exempt municipal bonds delivered positive performance for both the six- and 12-month periods. Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of November 30, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	9.50%	9.94%

US small cap equities (Russell 2000 Index)	10.57	26.98

International equities (MSCI Europe, Australasia, Far East Index)	13.73	1.11

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.11

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	6.13	7.00

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	3.85	6.02

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	1.12	4.76

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	9.42	16.60

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2010	BlackRock California Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2010, all of the Fund’s share classes underperformed the primary benchmark, the S&P/Investortools Main Municipal Bond Index, and the secondary benchmark, the S&P/Investortools California Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools California Municipal Bond Index.

What factors influenced performance?

•

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 continued into the start of the six-month reporting period, but was met with a quick reversal in October and November as yields began to rise. The municipal market weakened due to uncertainty as to whether the Build America Bonds program would be extended past its December 31, 2010 expiration and the continued flow of consistently negative reports on state and local budgetary conditions. The Fund underperformed relative to the S&P/Investortools California Municipal Bond Index as its longer duration posture was a detriment when long-term interest rates moved upward near the end of the period. Interest rate financial futures contracts used to hedge volatility risk had a negative impact on performance as interest rates declined over the period.

•

The Fund’s fully invested posture contributed positively to performance for the period. In the earlier part of the period, the Fund benefited from its longer duration stance and holdings of lower quality California bonds, as interest rates were declining and credit spreads were tightening during that time. In addition, the Fund benefited from its avoidance of local, generally smaller issuers, where credit concerns are greater and liquidity is less available. These issuers are particularly unattractive in light of the general expectation that as states continue to struggle with budgetary problems, they will push costs down to local authorities.

Describe recent portfolio activity.

•	During the six-month period, the Fund’s trading activity was focused on the goal of generating income. Purchases made by the Fund were concentrated among bonds with higher coupon rates.

Describe Fund positioning at period end.

•

The Fund was fully invested at period end with a long duration stance relative to the S&P/Investortools California Municipal Bond Index. It is our view that the market will stabilize as seasonal factors take effect in 2011 and that interest rates will eventually fall. The Fund was positioned with maximum exposure (as permitted under the Fund’s prospectus) to tender option bonds in order to increase income. Exposure to lower quality California bonds was minimal as we see less relative value in the sector given the recent tightening of credit spreads.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools California Municipal Bond Index includes all California bonds in the Main Index.

Performance Summary for the Period Ended November 30, 2010

			Average Annual Total Returns[5]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	4.35%	0.51%	5.70%	N/A	4.20%	N/A	4.81%	N/A
Investor A	3.93	0.39	5.45	0.97%	3.93	3.03%	4.54	4.09%
Investor A1	4.10	0.47	5.61	1.39	4.11	3.26	4.71	4.28
Investor B	3.84	0.26	5.26	1.26	3.69	3.35	4.29	4.29
Investor C	3.36	0.02	4.66	3.66	3.17	3.17	3.77	3.77
Investor C1	3.74	0.21	5.08	4.08	3.59	3.59	4.18	4.18
S&P/Investortools Main Municipal Bond Index	—	1.09	5.06	N/A	4.44	N/A	5.27	N/A
S&P/Investortools California Municipal Bond Index	—	0.90	5.62	N/A	4.10	N/A	5.03	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	5

Fund Summary as of November 30, 2010	BlackRock New Jersey Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2010, all of the Fund’s share classes underperformed the primary benchmark, the S&P/Investortools Main Municipal Bond Index. The Fund’s Institutional, Service, Investor A and Investor A1 Shares outperformed the secondary benchmark, the S&P/Investortools New Jersey Municipal Bond Index, while the Investor B, Investor B1, Investor C and Investor C1 Shares underperformed. The following discussion of relative performance pertains to the S&P/Investortools New Jersey Municipal Bond Index.

What factors influenced performance?

•

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 continued into the start of the six-month reporting period, but was met with a quick reversal in October and November as yields began to rise. The municipal market weakened due to uncertainty as to whether the Build America Bonds program would be extended past its December 31, 2010 expiration and the continued flow of consistently negative reports on state and local budgetary conditions.

•

In the earlier part of the period, the Fund benefited from its fully invested posture (low cash balance) and longer duration stance as investor demand for tax-exempt municipal bonds and declining interest rates drove prices upward during that time. In addition, the Fund’s exposure to housing and hospital credits had a positive impact as those sectors performed well during the period.

•

The Fund’s longer duration posture relative to the S&P/Investortools New Jersey Municipal Bond Index was a detriment when long-term interest rates moved upward near the end of the period. Exposure to shorter maturity, pre-refunded bonds also detracted from performance for the period.

Describe recent portfolio activity.

•

There were no structural changes to the portfolio during the six-month period. We purchased securities with the goal of improving the Fund’s income generation or potential for capital appreciation. Although supply of New Jersey tax-exempt securities was limited, we continued to find favorable opportunities in the new-issue market. In addition, we made some opportunistic sales above market valuations and invested the proceeds in Puerto Rico credits.

Describe Fund positioning at period end.

•	The Fund ended the period with a long duration bias relative to the S&P/Investortools New Jersey Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools New Jersey Municipal Bond Index includes all New Jersey bonds in the Main Index.

Performance Summary for the Period Ended November 30, 2010

			Average Annual Total Returns[5]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	3.87%	1.03%	5.78%	N/A	4.17%	N/A	5.00%	N/A
Service	3.62	0.91	5.61	N/A	3.97	N/A	4.77	N/A
Investor A	3.46	0.91	5.60	1.11%	3.97	3.07%	4.77	4.31%
Investor A1	3.62	0.99	5.77	1.53	4.13	3.28	4.92	4.50
Investor B	2.87	0.54	4.81	0.31	3.20	2.85	3.99	3.99
Investor B1	3.36	0.79	5.35	1.35	3.71	3.37	4.50	4.50
Investor C	2.84	0.51	4.89	3.89	3.19	3.19	3.98	3.98
Investor C1	3.26	0.73	5.23	4.23	3.61	3.61	4.40	4.40
S&P/Investortools Main Municipal Bond Index	—	1.09	5.06	N/A	4.44	N/A	5.27	N/A
S&P/Investortools New Jersey Municipal Bond Index	—	0.82	4.41	N/A	4.57	N/A	5.39	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	7

Fund Summary as of November 30, 2010	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2010, all of the Fund’s Share classes underperformed the primary benchmark, the S&P/Investortools Main Municipal Bond Index, and the secondary benchmark, the S&P/Investortools Pennsylvania Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Pennsylvania Municipal Bond Index.

What factors influenced performance?

•

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 continued into the start of the six-month reporting period, but was met with a quick reversal in October and November as yields began to rise. The municipal market weakened due to uncertainty as to whether the Build America Bonds program would be extended past its December 31, 2010 expiration and the continued flow of consistently negative reports on state and local budgetary conditions. The Fund underperformed relative to its benchmark as its longer duration posture was a detriment when long-term interest rates moved upward near the end of the period. Interest rate financial futures contracts used to hedge volatility risk had a negative impact on performance as interest rates declined over the period.

•

The Fund benefited from its tactical sale of municipal bonds during the month of October, which generated a moderate amount of cash reserves and enabled the Fund to take advantage of opportunities in the market to purchase bonds of similar quality with higher yields.

Describe recent portfolio activity.

•

During the six-month period, we maintained the Fund’s coupon income by using available cash to purchase new-issue bonds. In addition, we made some opportunistic sales in order to improve the Fund’s overall coupon structure. We employed leverage to enhance Fund performance while the slope of the yield curve was favorable.

Describe Fund positioning at period end.

•

The Fund was fully invested at period end with a long duration stance relative to the S&P/Investortools Pennsylvania Municipal Bond Index. It is our view that the market will stabilize as seasonal factors take effect in 2011 and that interest rates will eventually fall.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools Pennsylvania Municipal Bond Index includes all Pennsylvania bonds in the Main Index.

Performance Summary for the Period Ended November 30, 2010

			Average Annual Total Returns[5]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	4.18%	(0.07)%	4.67%	N/A	3.78%	N/A	4.80%	N/A
Service	3.90	(0.12)	4.54	N/A	3.57	N/A	4.56	N/A
Investor A	3.74	(0.17)	4.48	0.04%	3.56	2.66%	4.55	4.10%
Investor A1	4.01	(0.07)	4.66	0.48	3.71	2.87	4.71	4.29
Investor B	3.12	(0.41)	3.84	(0.66)	2.85	2.51	3.81	3.81
Investor B1	3.67	(0.23)	4.29	0.29	3.30	2.97	4.29	4.29
Investor C	3.10	(0.58)	3.64	2.64	2.78	2.78	3.78	3.78
Investor C1	3.53	(0.32)	4.13	3.13	3.19	3.19	4.19	4.19
S&P/Investortools Main Municipal Bond Index	—	1.09	5.06	N/A	4.44	N/A	5.27	N/A
S&P/Investortools Pennsylvania Municipal Bond Index	—	1.05	4.82	N/A	4.53	N/A	5.35	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	9

Fund Summary as of November 30, 2010	BlackRock Intermediate Municipal Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2010, all of the Fund’s share classes outperformed the primary benchmark, the S&P/Investortools Main Municipal Bond Index. With the exception of the Fund’s Institutional Shares, all share classes underperformed the secondary benchmark, the S&P/Investortools Intermediate Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Intermediate Municipal Bond Index.

What factors influenced performance?

•

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 continued into the start of the six-month reporting period, but was met with a quick reversal in October and November as yields began to rise. The municipal market weakened due to uncertainty as to whether the Build America Bonds program would be extended past its December 31, 2010 expiration and the continued flow of consistently negative reports on state and local budgetary conditions.

•

In the earlier part of the period, the Fund benefited from its fully invested posture (low cash balance) and longer duration stance as investor demand for tax-exempt municipal bonds and declining interest rates drove prices upward during that time. Further boosting returns was the Fund’s concentration in five- to ten-year maturities, which were particularly strong points on the yield curve. In addition, the Fund’s exposure to housing and hospital credits had a positive impact as those sectors performed well during the period.

•

The Fund’s longer duration posture relative to the S&P/Investortools Intermediate Municipal Bond Index was a detriment when long term interest rates moved upward near the end of the period. Exposure to tobacco credits and shorter maturity, pre-refunded bonds also detracted from performance for the period.

Describe recent portfolio activity.

•

The Fund was a net buyer during the six-month period due to a net inflow of shareholder subscriptions. Trading activity was focused on buying new-issue, specialty state bonds with average credit quality and low dollar prices. These purchases were concentrated in health care and in economically sensitive, corporate-backed credits with above-average yields, where we believe credit spreads are likely to narrow. The attributes of the newly purchased bonds improved the liquidity of the Fund’s holdings by making them more attractive to retail investors in the secondary market, where demand has been growing stronger. The newly purchased bonds generally outperformed the market, as their immediate supply contracted and discount coupons became more desirable to investors.

Describe Fund positioning at period end.

•	The Fund ended the period with a neutral to slightly long duration bias relative to the S&P/Investortools Intermediate Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of investment grade municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools Intermediate Municipal Bond Index includes all bonds in the Main Index with a remaining maturity between 3 and 15 years.

Performance Summary for the Period Ended November 30, 2010

			Average Annual Total Returns[5]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	3.14%	1.97%	5.82%	N/A	4.51%	N/A	4.72%	N/A
Investor A	2.78	1.75	5.47	0.99%	4.26	3.36%	4.47	4.01%
Investor A1	3.00	1.82	5.61	4.55	4.38	4.17	4.61	4.50
Investor B	2.80	1.80	5.47	4.47	4.17	4.17	4.39	4.39
Investor C	2.13	1.37	4.67	3.67	3.48	3.48	3.69	3.69
S&P/Investortools Main Municipal Bond Index	—	1.09	5.06	N/A	4.44	N/A	5.27	N/A
S&P/Investortools Intermediate Municipal Bond Index	—	1.94	5.10	N/A	5.28	N/A	5.46	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on pages 13 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	11

Portfolio Information as of November 30, 2010

BlackRock California Municipal Bond Fund

Sector Allocation	Percent of Long-Term Investments

County/City/Special District/School District	35%
Utilities	33
Health	9
State	9
Transportation	7
Education	5
Corporate	2

Credit Quality Allocations[1]	Percent of Long-Term Investments

AAA/Aaa	9%
AA/Aa	58
A	32
BBB/Baa	1

BlackRock New Jersey Municipal Bond Fund

Sector Allocation	Percent of Long-Term Investments

State	23%
Health	17
Transportation	16
Education	14
Housing	12
Utilities	7
Corporate	5
County/City/Special District/School District	5
Tobacco	1

Credit Quality Allocations[1]	Percent of Long-Term Investments

AAA/Aaa	12%
AA/Aa	35
A	25
BBB/Baa	15
BB/Ba	3
B	2
CCC/Caa	1
Not Rated[2]	7

BlackRock Pennsylvania Municipal Bond Fund

Sector Allocation	Percent of Long-Term Investments

Health	22%
Education	18
State	16
County/City/Special District/School District	15
Transportation	10
Housing	8
Corporate	6
Utilities	5

Credit Quality Allocations[1]	Percent of Long-Term Investments

AAA/Aaa	5%
AA/Aa	58
A	25
BBB/Baa	8
BB/Ba	2
Not Rated[3]	2

BlackRock Intermediate Municipal Fund

Sector Allocation	Percent of Long-Term Investments

County/City/Special District/School District	20%
Health	19
Transportation	15
State	13
Corporate	9
Education	8
Housing	7
Utilities	6
Tobacco	3

Credit Quality Allocations[1]	Percent of Long-Term Investments

AAA/Aaa	12%
AA/Aa	41
A	28
BBB/Baa	12
Not Rated[4]	7

[1]	Using the higher of Standard and Poor’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2010, the market value of these securities was $8,854,773 representing 4% of the Fund’s long-term investments.

[3]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2010, the market value of these securities was $9,113,719 representing 2% of the Fund’s long-term investments.

[4]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2010, the market value of these securities was $8,273,987 representing 3% of the Fund’s long-term investments.

12	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•

Investor A1 Shares (for all Funds except the Intermediate Municipal Fund) incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee). BlackRock Intermediate Municipal Fund incurs a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

•	Investor B Shares are subject to the following maximum contingent deferred sales charges:

Maximum Contingent Deferred Sales Charges

BlackRock California Municipal Bond Fund	4%, declining to 0% after 6 years
BlackRock New Jersey Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Pennsylvania Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Intermediate Municipal Fund	1%, declining to 0% after 3 years

            In addition, Investor B Shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee

BlackRock California Municipal Bond Fund	0.25%	0.25%
BlackRock New Jersey Municipal Bond Fund	0.75%	0.25%
BlackRock Pennsylvania Municipal Bond Fund	0.75%	0.25%
BlackRock Intermediate Municipal Fund	0.10%	0.20%

For BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic sales conversions.) Prior to the Investor B Shares inception date of October 2, 2006 for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

•

Investor B1 Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•

Investor C1 Shares (available in all Funds except BlackRock Intermediate Municipal Fund) are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor agreed to waive a portion of their fee. Without such waiver, the Funds’ performance would have been lower.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	13

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on June 1, 2010 and held through November 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
BlackRock California Municipal Bond Fund (Including Interest Expense and Fees)
	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,005.10	$4.07	$1,000.00	$1,021.04	$4.10	0.81%
Investor A	$1,000.00	$1,003.90	$5.32	$1,000.00	$1,019.79	$5.37	1.06%
Investor A1	$1,000.00	$1,004.70	$4.57	$1,000.00	$1,020.54	$4.61	0.91%
Investor B	$1,000.00	$1,002.60	$6.68	$1,000.00	$1,018.43	$6.73	1.33%
Investor C	$1,000.00	$1,000.20	$9.03	$1,000.00	$1,016.08	$9.10	1.80%
Investor C1	$1,000.00	$1,002.10	$7.03	$1,000.00	$1,018.08	$7.08	1.40%

BlackRock California Municipal Bond Fund (Excluding Interest Expense and Fees)

Institutional	$1,000.00	$1,005.10	$3.42	$1,000.00	$1,021.69	$3.45	0.68%
Investor A	$1,000.00	$1,003.90	$4.67	$1,000.00	$1,020.44	$4.71	0.93%
Investor A1	$1,000.00	$1,004.70	$3.92	$1,000.00	$1,021.19	$3.95	0.78%
Investor B	$1,000.00	$1,002.60	$6.02	$1,000.00	$1,019.08	$6.07	1.20%
Investor C	$1,000.00	$1,000.20	$8.42	$1,000.00	$1,016.68	$8.49	1.68%
Investor C1	$1,000.00	$1,002.10	$6.42	$1,000.00	$1,018.68	$6.48	1.28%

BlackRock New Jersey Municipal Bond Fund

Institutional	$1,000.00	$1,010.30	$3.12	$1,000.00	$1,021.99	$3.14	0.62%
Service	$1,000.00	$1,009.10	$4.28	$1,000.00	$1,020.84	$4.31	0.85%
Investor A	$1,000.00	$1,009.10	$4.33	$1,000.00	$1,020.79	$4.36	0.86%
Investor A1	$1,000.00	$1,009.90	$3.53	$1,000.00	$1,021.59	$3.55	0.70%
Investor B	$1,000.00	$1,005.40	$7.99	$1,000.00	$1,017.13	$8.04	1.59%
Investor B1	$1,000.00	$1,007.90	$5.44	$1,000.00	$1,019.69	$5.47	1.08%
Investor C	$1,000.00	$1,005.10	$8.24	$1,000.00	$1,016.88	$8.29	1.64%
Investor C1	$1,000.00	$1,007.30	$6.04	$1,000.00	$1,019.08	$6.07	1.20%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

14	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Disclosure of Expenses (concluded)

	Actual			Hypothetical[2]
BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)
	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$999.30	$3.51	$1,000.00	$1,021.59	$3.55	0.70%
Service	$1,000.00	$998.80	$4.01	$1,000.00	$1,021.09	$4.05	0.80%
Investor A	$1,000.00	$998.30	$4.51	$1,000.00	$1,020.59	$4.56	0.90%
Investor A1	$1,000.00	$999.30	$3.51	$1,000.00	$1,021.59	$3.55	0.70%
Investor B	$1,000.00	$995.90	$6.60	$1,000.00	$1,018.48	$6.68	1.32%
Investor B1	$1,000.00	$997.70	$5.01	$1,000.00	$1,020.09	$5.06	1.00%
Investor C	$1,000.00	$994.20	$8.65	$1,000.00	$1,016.43	$8.74	1.73%
Investor C1	$1,000.00	$996.80	$5.96	$1,000.00	$1,019.13	$6.02	1.19%

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)

Institutional	$1,000.00	$999.30	$3.11	$1,000.00	$1,021.99	$3.14	0.62%
Service	$1,000.00	$998.80	$3.61	$1,000.00	$1,021.49	$3.65	0.72%
Investor A	$1,000.00	$998.30	$4.06	$1,000.00	$1,021.04	$4.10	0.81%
Investor A1	$1,000.00	$999.30	$3.11	$1,000.00	$1,021.99	$3.14	0.62%
Investor B	$1,000.00	$995.90	$6.20	$1,000.00	$1,018.88	$6.28	1.24%
Investor B1	$1,000.00	$997.70	$4.56	$1,000.00	$1,020.54	$4.61	0.91%
Investor C	$1,000.00	$994.20	$8.25	$1,000.00	$1,016.83	$8.34	1.65%
Investor C1	$1,000.00	$996.80	$5.56	$1,000.00	$1,019.53	$5.62	1.11%

BlackRock Intermediate Municipal Fund (Including Interest Expense and Fees)

Institutional	$1,000.00	$1,019.70	$3.34	$1,000.00	$1,021.79	$3.35	0.66%
Investor A	$1,000.00	$1,017.50	$4.55	$1,000.00	$1,020.59	$4.56	0.90%
Investor A1	$1,000.00	$1,018.20	$3.90	$1,000.00	$1,021.24	$3.90	0.77%
Investor B	$1,000.00	$1,018.00	$5.11	$1,000.00	$1,020.04	$5.11	1.01%
Investor C	$1,000.00	$1,013.70	$8.38	$1,000.00	$1,016.78	$8.39	1.66%

BlackRock Intermediate Municipal Fund (Excluding Interest Expense and Fees)

Institutional	$1,000.00	$1,019.70	$3.34	$1,000.00	$1,021.79	$3.35	0.66%
Investor A	$1,000.00	$1,017.50	$4.50	$1,000.00	$1,020.64	$4.51	0.89%
Investor A1	$1,000.00	$1,018.20	$3.90	$1,000.00	$1,021.24	$3.90	0.77%
Investor B	$1,000.00	$1,018.00	$5.06	$1,000.00	$1,019.94	$5.22	1.00%
Investor C	$1,000.00	$1,013.70	$8.38	$1,000.00	$1,016.78	$8.39	1.66%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	15

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAVs per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used. A Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. A Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 81.6%

Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,600	$2,834,936

County/City/Special District/School District — 24.7%
Cabrillo Community College District, GO, Election of 2004, Series B (NPFGC), 5.00%, 8/01/36	1,070	1,077,158
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	7,775	8,390,391
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	4,839,465
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.50%, 8/01/29	1,000	1,078,510
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,042,400
City of Los Angeles California, GO, Series A (AGM), 5.00%, 9/01/25	6,340	6,560,822
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,647,553
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,063,960
El Monte City School District California, GO, Election of 2004, Series B (AGM), 5.00%, 8/01/32	4,435	4,464,670
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,445	3,770,311
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	4,675	5,110,289
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/32	4,135	4,157,867
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.00%, 8/01/30	4,275	4,433,090
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	5,340	5,400,876
Marysville Joint Unified School District California, GO, Election of 2008 (AGC), 5.25%, 8/01/29	1,690	1,751,787
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	5,500	5,723,025
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,424,161
7.00%, 3/01/34	5,000	5,412,000
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,261,700
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,000	2,009,480

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	$3,815	$3,951,119
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,076,004
6.50%, 8/01/39	2,000	2,117,880
San Mateo Joint Powers Financing Authority, Refunding RB, Capital Projects, Series A, 5.25%, 7/15/26	3,000	3,201,420
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,317,468
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,565,511

		100,848,917

Education — 3.9%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,676,775
Peralta Community College District, GO, Refunding, 5.25%, 8/01/30	1,125	1,169,899
Pittsburg Unified School District, COP, 6.00%, 9/01/29	9,040	9,155,621
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,751,000

		15,753,295

Health — 10.3%
California Health Facilities Financing Authority, RB, Series A:
Adventist Health System-West, 5.75%, 9/01/39	4,650	4,713,333
Sutter Health, 6.25%, 8/15/35	2,080	2,092,771
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	975	1,031,180
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,207,150
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,161,550
Providence Health & Services, Series C, 6.50%, 10/01/33	3,720	4,186,339

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HUD	U.S. Department of Housing and Urban Development
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	17

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Health (concluded)
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	$2,475	$2,583,083
John Muir Health, Series A, 5.00%, 8/15/32	2,185	2,063,208
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series A (BHAC), 5.50%, 7/01/30	1,190	1,230,401
Cottage Health Obligation Group, 5.25%, 11/01/30	3,350	3,378,207
Kaiser, Series C, 5.25%, 8/01/31	1,330	1,331,835
Senior Living, Southern California, 6.25%, 11/15/19	500	528,330
Senior Living, Southern California, 6.63%, 11/15/24	650	687,967
Senior Living, Southern California, 7.00%, 11/15/29	500	530,335
Senior Living, Southern California, 7.25%, 11/15/41	1,750	1,869,822
City of Corona California, COP, Refunding, Corona Community, 8.00%, 3/01/11 (a)	2,230	2,273,307
City of Torrance California, RB, Torrance Memorial Medical Center, Series A, 5.00%, 9/01/40	5,500	5,175,610

		42,044,428

State — 7.6%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,633,100
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,520,448
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	1,818,374
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,335,800
6.50%, 4/01/33	9,800	10,812,340

		31,120,062

Transportation — 6.6%
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,197,490
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	1,600	1,691,456
Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,575	8,279,419
Subordinated and Passenger Facility Charges/ Grant, Series C (AGC), 5.75%, 7/01/39	3,000	3,175,380
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, AMT, 5.38%, 5/15/38	285	288,044
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (b)	3,215	3,909,633
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	4,840	5,262,629
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,150

		27,056,201

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities — 27.8%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	$1,900	$1,997,717
California Pollution Control Financing Authority, RB, American Water Capital Corp. Project, 5.25%, 8/01/40 (c)	2,000	1,901,880
City of Glendale California, RB (AGM), 5.00%, 2/01/32	6,825	7,031,729
City of Los Angeles California, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,248,600
Series A (NPFGC), 5.00%, 6/01/32	4,000	4,070,920
Sub-Series A, 5.00%, 6/01/32	7,670	7,892,123
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,065	5,600,725
Metropolitan Water District of Southern California, GO, Refunding, Waterworks, Series A, 5.00%, 3/01/37	3,065	3,199,462
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,025	2,097,353
Sacramento Municipal Utility District, RB, Series N (NPFGC), 5.00%, 8/15/28	5,025	5,044,095
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,000	7,080,500
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,279,840
Senior Series A, 5.25%, 5/15/34	6,500	6,770,010
Senior Series A, 5.25%, 5/15/39	12,105	12,573,585
Series B, 5.75%, 8/01/35	5,000	5,384,700
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/29	2,000	2,086,160
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,173,328
Southern California Public Power Authority, RB, Canyon Power, Series A, 5.25%, 7/01/28	4,780	5,085,107
Southern California Public Power Authority, Refunding RB, Series A:
5.00%, 7/01/35	2,000	2,022,700
5.00%, 7/01/40	10,000	10,067,700
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,004,570

		113,612,804

Total Municipal Bonds in California		333,270,643

Puerto Rico — 2.4%

County/City/Special District/School District — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,555,400

State — 1.1%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series B, 6.50%, 7/01/37	4,000	4,443,961

Total Municipal Bonds in Puerto Rico		9,999,361

Total Municipal Bonds — 84.0%		343,270,004

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California — 29.5%

Corporate — 1.3%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	$5,270	$5,397,639

County/City/Special District/School District — 13.2%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	12,785,234
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,053,830
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,459,589
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	22,000	22,118,360
Vista Unified School District California, GO, Series A (AGM), 5.25%, 8/01/25	4,199	4,372,655

		53,789,668

Education — 1.4%
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	5,610	5,609,607

State — 2.5%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,098,000

Transportation — 1.7%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	7,310	7,177,104

Utilities — 9.4%
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/32	7,000	7,087,920
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	7,880	8,006,238
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,057,500
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	4,836,493
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	13,233,610

		38,221,761

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.5%		120,293,779

Total Long-Term Investments (Cost — $454,677,263) — 113.5%		463,563,783

Short-Term Securities	Shares	Value

BIF California Municipal Money Fund, 0.04% (e)(f)	558,612	558,612

Total Short-Term Securities (Cost — $558,612) — 0.1%		558,612

Total Investments (Cost — $455,235,875*) — 113.6%		464,122,395
Other Assets Less Liabilities — 1.4%		5,558,517
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(61,254,667)

Net Assets — 100.0%		$408,426,245

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$394,881,035

Gross unrealized appreciation	$12,793,247
Gross unrealized depreciation	(4,765,410)

Net unrealized appreciation	$8,027,837

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BIF California Municipal Money Fund	8,876,733	(8,318,121)	558,612	$2,806

(f)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$463,563,783	—	$463,563,783
Short-Term Securities	$558,612	—	—	558,612

Total	$558,612	$463,563,783	—	$464,122,395

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	19

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 81.3%

Corporate — 3.7%
New Jersey EDA, RB, AMT:
American Airlines, Inc. Project, 7.10%, 11/01/31	$1,075	$997,890
Continental Airlines, Inc. Project, 6.25%, 9/15/19	3,000	2,887,920
Continental Airlines, Inc. Project, 6.40%, 9/15/23	500	480,965
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,125,500
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,460,461
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,252,513

		9,205,249

County/City/Special District/School District — 4.1%
Borough of Cape May Point New Jersey, GO, 5.70%, 3/15/13	450	465,899
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.15%, 7/01/35	1,250	1,157,187
5.23%, 7/01/36	300	277,398
County of Middlesex New Jersey, COP, Refunding (NPFGC), 5.00%, 8/01/22	200	202,280
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,642,860
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,796,814
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	880	550,255
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,648,655
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	530	539,355
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,502,565
Union County Improvement Authority, LRB, Madison Redevelopment Project (AGM), 5.00%, 3/01/25	500	522,305

		10,305,573

Education — 13.6%
New Jersey EDA, RB, Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	1,500	1,535,685
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,423,770
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,359,705
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	750	859,402
Kean University, Series D (FGIC), 5.25%, 7/01/13 (c)	250	277,873
Montclair State University, Series F (FGIC), 5.00%, 7/01/11 (c)	500	513,720
New Jersey Institute of Technology, Series G (NPFGC), 5.25%, 7/01/11 (c)	1,000	1,028,540
Princeton University, Series B, 4.25%, 7/01/40	1,750	1,678,775
Rider University, Series C (Radian), 5.00%, 7/01/37	2,400	2,186,544
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (c)	650	736,931
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	715	813,749

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	$1,750	$1,780,870
Georgian Court University, Series D, 5.00%, 7/01/33	500	464,210
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	800	809,688
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	263,677
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,311,037
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	182,171
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	230,414
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,323,952
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	2,810,675
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,238,144
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	100	99,791
5.00%, 12/01/26	650	646,458
New Jersey State Higher Education Assistance Authority, RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	15	15,019
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	251,870
(NPFGC), 5.00%, 6/15/29	1,000	967,120
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	253,055
5.50%, 12/01/27	2,030	2,054,116
5.00%, 12/01/31	1,000	952,530

		34,069,491

Health — 16.6%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,590,575
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (Ginnie Mae), 5.20%, 6/01/30	895	903,771
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC), 5.63%, 7/01/23 (d)	4,000	1,701,120
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	883,250
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,211,803
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	878,824
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	472,905
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,480,245
Seabrook Village Inc. Facility, 5.25%, 11/15/26	2,000	1,775,720
Seabrook Village Inc. Facility, 5.25%, 11/15/36	600	508,374

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
Avalon at Hillsborough, Series A, AMT, 6.63%, 7/01/35	$500	$420,440
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	436,411
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	754,650
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,037,641
Kennedy Health System, 5.50%, 7/01/21	2,000	2,011,940
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,920	1,927,123
Pascack Valley Hospital Association, 6.00%, 7/01/13 (e)(f)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	232,343
South Jersey Hospital, 6.00%, 7/01/12 (c)	1,500	1,628,160
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,804,222
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	505	529,018
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,204,695
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (d)	4,500	1,092,465
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (d)	7,360	1,062,342
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (d)	7,000	924,840
Capital Health System Obligation Group, Series A, 5.75%, /01/13 (c)	600	667,188
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	156,311
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,640,140
Holy Name Medical Center, 5.00%, 7/01/25	500	478,990
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,479,075
South Jersey Hospital, 5.00%, 7/01/46	3,150	2,955,803
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	3,525,298

		41,375,690

Housing — 7.8%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	2,945	2,970,563
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,127,510
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,504,975
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	633,216
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,087,340
Series AA, 6.50%, 10/01/38	1,815	1,958,076
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,754,725
Series B (AGM), 6.15%, 11/01/20	195	195,300
Series B (AGM), 6.25%, 11/01/26	940	941,119
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	625	660,038
6.75%, 12/01/38	1,425	1,606,217

		19,439,079

Municipal Bonds	Par (000)	Value

New Jersey (continued)

State — 17.1%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (d)	$10,000	$5,538,700
CAB, Series B, 5.24%, 11/01/27 (d)	4,135	1,899,784
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,899,727
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,421,494
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (d)	1,675	988,953
Cigarette Tax, 5.63%, 6/15/19	520	520,109
Cigarette Tax, 5.75%, 6/15/29	5,790	5,523,428
Cigarette Tax (Radian), 5.50%, 6/15/31	125	117,560
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,036,020
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,112,903
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	425	430,793
Newark Downtown District Management Corp., 5.13%, 6/15/37	350	307,479
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	1,700	1,737,740
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,606,935
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,106,860
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	500	506,825
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 5.25%, 3/15/21 (d)	2,000	1,277,140
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,009,420
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,618,425
New Jersey Educational Facilities Authority, RB, Public Library Project Grant Issue, Series A (AMBAC), 5.50%, 9/01/19	1,120	1,194,424
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	873,852
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	1,380	289,676
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,014,146
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,028,380
5.25%, 6/15/30	1,110	1,135,264
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	3,000	3,571,890

		42,767,927

Tobacco — 0.7%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	1,445	1,666,822

Transportation — 14.8%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,511,348
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,891,275
Delaware River Port Authority, Refunding RB, Port District Project, Series A (AGM), 5.20%, 1/01/27	350	353,822

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	21

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation (concluded)
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	$1,000	$966,540
5.25%, 1/01/46	4,900	4,993,492
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.22%, 1/01/15 (d)	1,510	1,228,159
Series C (AGM), 5.00%, 1/01/30	2,500	2,577,125
Series I, 5.00%, 1/01/35	2,500	2,558,550
New Jersey State Turnpike Authority, Refunding RB:
Series C, 6.50%, 1/01/16	80	95,784
Series C, 6.50%, 1/01/16 (g)	30	36,872
Series C, 6.50%, 1/01/16 (g)	390	443,921
Series C (NPFGC), 6.50%, 1/01/16	545	652,529
Series C (NPFGC), 6.50%, 1/01/16 (g)	2,765	3,147,289
Series C-2005 (NPFGC), 6.50%, 1/01/16 (g)	190	235,404
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (d):
6.23%, 12/15/32	10,000	2,631,200
CAB, 6.63%, 12/15/38	10,000	1,727,900
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,175,540
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,169,760
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,794,047
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	1,993,440
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	4,853,350

		37,037,347

Utilities — 2.9%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	900	885,825
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	1,250	1,233,925
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	930,370
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (d)	5,000	2,937,700
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,320,308

		7,308,128

Total Municipal Bonds in New Jersey		203,175,306

Guam — 0.8%

State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,060,608

Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	996,720

Total Municipal Bonds in Guam		2,057,328

Multi-State (h)(i) — 3.0%

Housing — 3.0%
Centerline Equity Issuer Trust, 7.60%, 12/15/50	4,000	4,008,000
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (a)	3,731	3,427,578

Total Municipal Bonds in Multi-State		7,435,578

Municipal Bonds	Par (000)	Value

Northern Mariana Islands — 0.3%

State — 0.3%
Commonwealth of the Northern Mariana Islands, GO, Series A:
6.75%, 10/01/13 (c)	$600	$698,058
6.75%, 10/01/33	150	143,471

Total Municipal Bonds in the Northern Mariana Islands		841,529

Puerto Rico — 10.8%

Corporate — 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	1,237,440

County/City/Special District/School District — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (d)	7,750	1,117,550

Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,618,320

State — 4.7%
Commonwealth of Puerto Rico, GO, Public Improvement:
(AGM), 5.50%, 7/01/19	3,000	3,367,050
Series A, 5.25%, 7/01/16 (c)	310	372,248
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement:
Series A (NPFGC), 5.50%, 7/01/21	1,000	1,058,370
Series A-4 (AGM), 5.25%, 7/01/30	725	739,761
Series C, 6.00%, 7/01/39	1,500	1,562,145
Puerto Rico Municipal Finance Agency, GO, Series A (AGM), 5.00%, 8/01/21	1,250	1,290,963
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,250	3,352,602

		11,743,139

Transportation — 0.8%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	850	857,072
Series N (AGC), 5.25%, 7/01/34	1,000	1,012,150

		1,869,222

Utilities — 3.8%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,028,740
Puerto Rico Electric Power Authority, RB:
Series TT, 5.00%, 7/01/37	1,250	1,189,962
Series WW, 5.50%, 7/01/38	2,000	2,019,640
Series XX, 5.25%, 7/01/40	4,000	3,940,720
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	1,220	1,241,753

		9,420,815

Total Municipal Bonds in Puerto Rico		27,006,486

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

U.S. Virgin Islands — 0.9%

Corporate — 0.9%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	$1,400	$1,411,396
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	744,052

Total Municipal Bonds in the U.S. Virgin Islands		2,155,448

Total Long-Term Investments (Cost — $241,459,161) — 97.1%		242,671,675

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04% (j)(k)	4,192,095	4,192,095

Total Short-Term Securities (Cost — $4,192,095) — 1.7%		4,192,095

Total Investments (Cost — $245,651,256*) — 98.8%		246,863,770
Other Assets Less Liabilities — 1.2%		3,051,721

Net Assets — 100.0%		$249,915,491

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$244,996,911

Gross unrealized appreciation	$8,387,019
Gross unrealized depreciation	(6,520,160)

Net unrealized appreciation	$1,866,859

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BIF New Jersey Municipal Money Fund	796,049	3,396,046	4,192,095	$585

(k)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

	•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$242,671,675	—	$242,671,675
Short-Term Securities	$4,192,095	—	—	4,192,095

Total	$4,192,095	$242,671,675	—	$246,863,770

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	23

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 74.2%

Corporate — 5.8%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory Put Bonds, 3.38%, 1/01/35 (a)	$2,800	$2,758,392
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	1,000	995,030
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,522,183
Northumberland County IDA, Refunding RB, Aqua Pennsylvania Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	2,500	2,429,575
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania Inc. Project, 5.00%, 10/01/39	3,000	3,004,050
Aqua Pennsylvania Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,106,194
Waste Management Inc. Project, AMT, 5.10%, 10/01/27	300	292,698
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.00%, 12/01/34	1,540	1,500,099
Washington County IDA Pennsylvania, Refunding RB, West Pennsylvania, Mitchell, Series G (AMBAC), 6.05%, 4/01/14	2,500	2,504,100

		30,112,321

County/City/Special District/School District — 15.2%
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,002,489
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	5,927,864
Delaware Valley Regional Financial Authority, RB:
5.75%, 7/01/32	20,600	21,113,558
Series A (AMBAC), 5.50%, 8/01/28	15,500	15,638,570
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	7,500	7,967,325
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	397,080
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	8,600	9,117,978
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,539,549
West Chester Area School District Pennsylvania, GO, Series A (AGM), 5.00%, 5/15/22	7,450	7,980,515

		79,684,928

Education — 14.2%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	950	996,882
5.00%, 8/15/25	980	1,020,484
5.00%, 8/15/26	810	835,086
4.50%, 8/15/27	2,360	2,308,316
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	954,400
Delaware County Authority, RB, Haverford College:
5.00%, 11/15/35	6,070	6,207,607
5.00%, 11/15/40	3,700	3,769,745
Delaware County Authority Pennsylvania, RB, Villanova University, 5.25%, 12/01/31	600	627,582
Lancaster Higher Education Authority, RB, Franklin & Marshall College Project, 5.00%, 4/15/37	2,930	2,931,611

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Education (concluded)
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	$4,000	$3,942,120
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,466,914
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,063,910
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Saint Joseph’s University, Series A, 5.00%, 11/01/40	3,600	3,544,920
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,071,600
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,341,747
5.00%, 8/15/29	2,000	2,106,120
Philadelphia Authority for Industrial Development, RB, Amern College of Physicians:
5.50%, 6/15/20	6,370	6,389,874
5.50%, 6/15/25	8,315	8,340,943
Swarthmore Borough Authority, Refunding RB, Series A, 4.30%, 9/15/28	5,400	5,435,478

		74,355,339

Health — 17.3%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	7,730,235
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,457,952
5.38%, 11/15/40	5,870	4,127,373
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	1,955	2,120,823
Residential Resource Inc. Project, 5.13%, 9/01/31	885	748,223
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 5.90%, 1/01/27	770	746,646
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	3,040,380
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,212,750
Franklin County IDA Pennsylvania, RB, Chambersburg Hospital Project, 5.38%, 7/01/42	6,370	6,251,008
Fulton County IDA, RB, Fulton County Medical Center Project, 5.90%, 7/01/40	500	420,610
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,672,633
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	923,650
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	3,080	3,115,174
Mifflin County Hospital Authority, Refunding RB (Radian) (b):
6.20%, 1/01/11	1,000	1,015,040
6.40%, 1/01/11	2,550	2,588,811
Monroe County Hospital Authority Pennsylvania, Refunding RB, Hospital, Pocono Medical Center, 5.13%, 1/01/37	4,140	3,797,581
Montgomery County Higher Education & Health Authority, Refunding RB, Series A:
Abington Memorial Hospital, 5.13%, 6/01/33	4,860	4,711,721
Health Care, Holy Redeemer Health, (AMBAC), 5.25%, 10/01/27	8,900	7,887,269

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Health (concluded)
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A, 4.50%, 11/15/36	$4,870	$3,845,060
Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	497,966
New Regional Medical Center Project (FHA), 5.38%, 8/01/38	5,300	5,373,405
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	961,050
Pennsylvania Higher Educational Facilities Authority, RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	4,757,424
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (c)	3,000	3,714,810
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	323,514
South Fork Municipal Authority, Refunding RB, Series B:
Conemaugh Valley Memorial (AGC), 5.38%, 7/01/35	3,900	3,904,134
Good Samaritan Medical Center Project (NPFGC), 5.38%, 7/01/16	2,875	2,881,555
Southcentral General Authority, Refunding RB:
Wellspan Health, 5.63%, 5/15/26 (c)	315	324,545
Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,056,450

		90,207,792

Housing — 2.9%
Pennsylvania HFA, RB:
Series 94-A, AMT, 5.10%, 10/01/31	3,000	2,980,770
Series 103C, 5.40%, 10/01/33	115	119,245
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	2,280	2,193,519
S/F, Series 73A, 5.45%, 10/01/32	2,000	2,004,380
Series 99A, 5.25%, 10/01/32	4,800	4,818,768
Series 99A, 5.15%, 4/01/38	2,200	2,203,058
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	477,020
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	477,020

		15,273,780

State — 7.2%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,479,234
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	2,953,916
First Series, 5.00%, 3/15/29	3,900	4,138,758
Second Series A, 5.00%, 8/01/24	6,000	6,490,860
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/16	7,695	8,149,159
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,089,803
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,349,470

		37,651,200

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)

Transportation — 7.8%
City of Philadelphia Pennsylvania, RB, Series A:
5.00%, 6/15/40	$4,600	$4,585,786
AMT (AGM), 5.00%, 6/15/32	9,500	8,938,740
Delaware River Port Authority, RB, Port District Project, Series B (AGM), 5.70%, 1/01/22	8,930	8,942,502
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	7,565,100
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series E, 6.48%, 12/01/38 (d)	3,350	2,402,285
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,669,264
Sub-Series B, 5.25%, 6/01/39	6,400	6,452,352

		40,556,029

Utilities — 3.8%
City of Philadelphia Pennsylvania, RB:
9th Series, 5.25%, 8/01/40	3,300	3,153,744
12th Series B (NPFGC), 7.00%, 5/15/20 (c)	1,545	1,916,032
Series A, 5.25%, 1/01/36	1,450	1,478,638
Series C (AGM), 5.00%, 8/01/40	2,650	2,653,842
Montgomery County IDA Pennsylvania, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.25%, 7/01/42	3,900	3,777,150
Pennsylvania Economic Development Financing Authority, RB:
Philadelphia Biosolids Facility, 6.25%, 1/01/32	2,500	2,574,875
PPL Energy Supply, Series A, Mandatory Put Bonds, 3.00%, 12/01/38 (a)	4,500	4,460,490

		20,014,771

Total Municipal Bonds in Pennsylvania		387,856,160

Guam — 0.5%

Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,561,578

Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	1,010,490

Total Municipal Bonds in Guam		2,572,068

Multi-State (e)(f) — 2.6%

Housing — 2.6%
Centerline Equity Issuer Trust, 7.60%, 12/15/50	10,000	10,020,000
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (a)	3,731	3,427,578

Total Municipal Bonds in Multi-State		13,447,578

Puerto Rico — 7.7%

Corporate — 0.1%
Puerto Rico Ports Authority, RB, Special Facilities, American Airlines, Series A, AMT, 6.25%, 6/01/26	750	646,470

County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.70%, 8/01/41 (g)	10,000	1,442,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	25

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State — 5.4%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	$1,425	$1,454,013
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,166,020
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series D, 5.38%, 7/01/33	2,940	2,942,734
Series N, 5.25%, 7/01/17	2,375	2,518,640
Series N, 5.50%, 7/01/27	2,150	2,174,725
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	16,248,750

		28,504,882

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,055	1,018,318

Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	656,353

Utilities — 1.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,703,464
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,493,699

		8,197,163

Total Municipal Bonds in Puerto Rico		40,465,186

U.S. Virgin Islands — 0.5%

Corporate — 0.3%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	1,008,140
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	501,285

		1,509,425

State — 0.0%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	300	284,214

Utilities — 0.2%
Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	961,420

Total Municipal Bonds in the U.S. Virgin Islands		2,755,059

Total Municipal Bonds — 85.5%		447,096,051

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Pennsylvania — 21.0%

Education — 5.1%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	$11,630	$11,634,187
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,313,200
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,759,804

		26,707,191

Health — 6.5%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,377,700
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	7,460	7,554,891
5.25%, 6/01/39	6,000	6,107,040
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	9,758,800

		33,798,431

Housing — 2.6%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	6,500	6,085,690
Series 105C, 5.00%, 10/01/39	7,500	7,622,175

		13,707,865

State — 4.3%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	11,551,673
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	11,000	11,159,390

		22,711,063

Transportation — 2.5%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	14,000	13,121,080

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.0%		110,045,630

Total Long-Term Investments (Cost — $552,520,602) — 106.5%		557,141,681

Short-Term Securities	Shares

BIF Pennsylvania Municipal Money Fund, 0.00% (i)(j)	15,784,219	15,784,219

Total Short-Term Securities (Cost — $15,784,219) — 3.0%		15,784,219

Total Investments (Cost — $568,304,821) — 109.5%		572,925,900
Other Assets Less Liabilities — 1.4%		7,463,737
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (10.9)%		(57,255,492)

Net Assets — 100.0%		$523,134,145

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$510,879,700

Gross unrealized appreciation	$13,308,180
Gross unrealized depreciation	(8,467,079)

Net unrealized appreciation	$4,841,101

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(i)	Represents the current yield as of report date.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BIF Pennsylvania Municipal Money Fund	22,887,186	(7,102,967)	15,784,219	—

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$557,141,681	—	$557,141,681
Short-Term Securities	$15,784,219	—	—	15,784,219

Total	$15,784,219	$557,141,681	—	$572,925,900

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	27

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$807,893

Arizona — 4.0%
Arizona Health Facilities Authority, RB, Banner Health, Series A, 5.00%, 1/01/20	2,000	2,104,820
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,857,175
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,542,105
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,201,210
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,523,490
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,088,200
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	976,730

		12,293,730

Arkansas — 0.3%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	793,996

California — 11.6%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	555	546,148
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	2,000	1,934,520
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 6.55%, 6/01/21 (b)	5,225	4,753,757
California HFA, RB, AMT, Home Mortgage:
Series E, 4.70%, 8/01/24	1,200	1,095,132
Series I, 4.60%, 8/01/21	2,500	2,368,375
Series K, 4.55%, 8/01/21	2,715	2,545,231
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	2,500	2,343,675
California Pollution Control Financing Authority, Refunding RB, AMT (FGIC), Pacific Gas:
Series A, 4.75%, 12/01/23	4,000	3,913,840
Series C, 4.75%, 12/01/23	1,000	978,460
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,044,640
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	6,517,662
Palomar Community College District, GO, CAB, Election of 2006, Series B, 5.65%, 8/01/23 (c)	3,950	1,950,708
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,552,115
State of California, GO, Various Purpose, 5.25%, 10/01/21	750	807,015

		35,351,278

Colorado — 1.2%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	2,450	2,683,068
Regional Transportation District, COP, Series A, 5.00%, 6/01/25 (d)	875	876,313

		3,559,381

Municipal Bonds	Par (000)	Value

Florida — 3.5%
Broward County School Board Florida, COP, Series C (AGM), 5.25%, 7/01/17	$3,410	$3,729,653
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,260,000
Miami-Dade County IDA, RB, Waste Management Inc. Project, Series 1, Mandatory Put Bonds, AMT, 7.00%, 12/01/18 (e)	1,300	1,300,000
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment:
5.00%, 11/01/10	280	279,916
5.13%, 11/01/13	800	705,768
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10 (f)(g)	160	111,920
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	3,130	2,618,464

		11,005,721

Georgia — 2.0%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	1,000	1,040,120
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,049,612
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,430	1,388,973
State of Georgia, GO, Series G, 5.00%, 12/01/17	2,250	2,693,430

		6,172,135

Guam — 0.4%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	594,430
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	664,098

		1,258,528

Idaho — 1.9%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,723,700

Illinois — 3.6%
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,447,800
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	675	674,905
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	2,490	2,356,760
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	475	468,360
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 5.45%, 6/15/17 (b)	3,000	2,155,020

		11,102,845

Indiana — 0.7%
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,144,920

Iowa — 0.3%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	996,870

Kansas — 1.3%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	540,845
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,058,330
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,425	1,404,879
Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,045,360

		4,049,414

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky — 2.1%
Kenton County Airport Board Kentucky, Refunding RB, Cincinnati/Northern Kentucky, Series A, AMT (NPFGC), 5.63%, 3/01/15	$2,000	$2,068,540
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,310,708
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,179,480

		6,558,728

Louisiana — 0.4%
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	250	280,208
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,046,180

		1,326,388

Maryland — 1.6%
County of Anne Arundel Maryland, GO, Refunding, Consolidated General Improvement, 5.00%, 3/01/15	1,455	1,679,230
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	255,375
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	982,360
State of Maryland, GO, State & Local Facilities Loan, First Series, 5.00%, 3/01/15	1,745	2,015,475

		4,932,440

Massachusetts — 2.1%
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,424,850
5.50%, 1/01/15	4,000	3,837,760

		6,262,610

Michigan — 4.6%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 4.25%, 5/15/25	2,000	1,839,700
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,266,300
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,019,510
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,589,756
McLaren Health Care, 5.25%, 5/15/16	1,000	1,114,360
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,078,360

		13,907,986

Minnesota — 1.1%
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	1,225	1,223,947
Minnesota Higher Education Facilities Authority, RB:
Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	1,545	1,636,541
St. Olaf College, Series 7-F, 3.50%, 10/01/25	500	468,845

		3,329,333

Mississippi — 0.6%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.90%, 5/01/22	1,000	995,190
Mississippi Hospital Equipment & Facilities Authority, Refunding RB, Baptist Memorial Healthcare, Series B2, 4.50%, 9/01/23	750	760,800

		1,755,990

Municipal Bonds	Par (000)	Value

Missouri — 0.9%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	$2,850	$2,751,133

Montana — 0.4%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,202,884

Nebraska — 1.2%
City of Omaha, RB, Series A, 3.50%, 12/01/24	2,750	2,564,925
Omaha Convention Hotel Corp., Refunding RB, Convention Center Project, First Tier (AMBAC), 5.00%, 2/01/19	1,110	1,209,201

		3,774,126

Nevada — 0.6%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,759,024

New Jersey — 8.2%
City of Newark New Jersey, GO, Series A, 4.00%, 10/01/22	1,050	1,032,444
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,057,660
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	1,750	1,634,360
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	995,800
School Facilities Construction, Series W, 5.00%, 9/01/15	2,500	2,809,000
New Jersey Educational Facilities Authority, Refunding RB:
New Jersey Institute of Technology, Series H, 3.75%, 7/01/24	2,470	2,287,912
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,126,163
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,273,220
New Jersey Health Care Facilities Financing Authority, Refunding RB, Holy Name Medical Center:
4.00%, 7/01/17	2,000	1,962,460
4.25%, 7/01/18	780	762,653
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,033,780
4.75%, 12/01/21	600	611,448
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC) (c):
5.52%, 12/15/24	3,850	1,792,252
5.64%, 12/15/25	480	207,926
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,495,017
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	800	813,928

		24,896,023

New Mexico — 0.6%
City of Farmington New Mexico, Refunding RB, Arizona Public Service, Series A, 4.70%, 5/01/24	2,000	1,880,220

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	29

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 15.9%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	$2,000	$2,091,780
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,300,680
Sub-Series I-1, 5.13%, 4/01/25	845	909,913
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGC) (d):
5.00%, 7/01/21	535	541,072
5.00%, 7/01/22	510	507,761
5.25%, 7/01/25	895	886,864
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	408,690
Metropolitan Transportation Authority, RB, Series A:
(NPFGC), 5.00%, 11/15/24	1,000	1,067,830
Transportation, 5.00%, 11/15/25	500	513,190
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	2,000	2,017,560
Series B, 5.25%, 11/15/25	1,500	1,618,875
New York City Industrial Development Agency, Refunding RB:
New York Stock Exchange Project, Series A, 4.25%, 5/01/24	500	500,685
Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (e)	1,500	1,540,695
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	912,791
New York Mortgage Agency, Refunding MRB, 44th Series, AMT, 4.00%, 10/01/21	805	789,689
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1, 4.25%, 7/01/25	3,000	2,920,320
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	3,950	3,583,835
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	511,585
The New School, 5.25%, 7/01/25 (d)	1,000	1,041,230
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	580,426
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,023,425
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	738,120
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	765,720
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,041,300
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,226,047
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,030,390
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	1,000	1,017,430
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/30	2,000	2,061,000
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,598,390
Port Authority of New York & New Jersey, RB, AMT:
Consolidated, 155th Series (AGM), 5.50%, 7/15/18	3,000	3,354,690
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 6.25%, 12/01/13	2,000	2,115,700
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,055,040
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,195,056

Municipal Bonds	Par (000)	Value

New York (concluded)
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	$1,000	$997,360
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	2,977,890

		48,443,029

North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	492,233
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	196,562
4.30%, 1/01/18	555	542,058
4.50%, 1/01/19	520	505,892
4.75%, 1/01/21	270	258,703
5.00%, 1/01/22	290	279,702

		2,275,150

Ohio — 1.6%
State of Ohio, GO:
Highway Capital Improvements, Buckeye Savers Program, Series L, 5.00%, 5/01/16	2,340	2,741,708
Natural Resources, Series L, 5.00%, 10/01/14	1,835	2,091,936

		4,833,644

Oregon — 3.1%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/16 (h)	5,000	5,925,900
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT:
4.50%, 1/01/23	1,765	1,758,416
4.50%, 7/01/23	1,730	1,723,357

		9,407,673

Pennsylvania — 3.0%
Montgomery County IDA Pennsylvania, RB, New Regional Medical Center Project (FHA), 5.00%, 8/01/24	1,500	1,533,375
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,230,609
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,610,596
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,679,188

		9,053,768

Puerto Rico — 4.3%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement:
CAB, 74.40%, 7/01/17 (c)	3,000	2,232,120
Series A (NPFGC), 5.50%, 7/01/21	3,100	3,280,947
Series A-4 (AGM), 5.25%, 7/01/30	725	739,761
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,560,345
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,308,410
Puerto Rico Electric Power Authority, RB, Series CCC, 4.25%, 7/01/23	640	625,331
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,225,720

		12,972,634

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Rhode Island — 1.0%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	$500	$518,895
Rhode Island Housing & Mortgage Finance Corp., RB, AMT, Homeownership Opportunity:
Series 55-B, 4.55%, 10/01/22	500	500,685
Series 57-B, 5.15%, 4/01/22	1,000	1,013,140
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	970	961,619

		2,994,339

South Carolina — 2.4%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	3,500	3,280,165
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,166,479

		7,446,644

Tennessee — 1.6%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,519,528
5.00%, 10/01/22	1,620	1,680,215
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	939,235
5.25%, 11/01/27	750	774,225

		4,913,203

Texas — 2.6%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,684,419
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,288,005
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	967,150

		7,939,574

Virginia — 1.5%
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,687,702
White Oak Village Shops Community Development Authority, Special Assessment Bonds, Special Assessment, 5.30%, 3/01/17	2,802	2,834,447

		4,522,149

Washington — 1.7%
Kitsap County School District No. 400 North Kitsap Washington, GO, Refunding (AGM), 5.13%, 12/01/16	4,650	5,327,784

West Virginia — 1.5%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,039,380
5.50%, 9/01/25	2,000	2,039,620
West Virginia Housing Development Fund, RB, Housing Finance, Series A, AMT, 4.45%, 11/01/22	1,400	1,411,704

		4,490,704

Wisconsin — 0.3%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	1,000	1,000,050

Total Municipal Bonds — 96.7%		295,217,641

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

New York — 0.4%
City of New York New York, GO, Sub-Series B-1, 5.25%, 9/01/22	$1,000	$1,102,870

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.4%		1,102,870

Investment Companies	Shares

BlackRock Insured Municipal Term Trust, Inc. (j)	99,700	1,001,985

Total Investment Companies — 0.3%		1,001,985

Total Long-Term Investments (Cost — $291,862,281) — 97.4%		297,322,496

Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.15% (j)(k)	8,677,443	8,677,443

Total Short-Term Securities (Cost — $8,677,443) — 2.9%		8,677,443

Total Investments (Cost — $300,539,724*) — 100.3%		305,999,939
Liabilities in Excess of Other Assets — (0.2)%		(599,138)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (0.1)%		(500,347)

Net Assets — 100.0%		$304,900,454

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$299,984,315

Gross unrealized appreciation	$8,738,696
Gross unrealized depreciation	(3,223,072)

Net unrealized appreciation	$5,515,624

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$1,041,230	$30,030
Merrill Lynch Co.	$1,935,697	$12,850
Morgan Stanley Capital Services, Inc.	$876,313	$10,211

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	31

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

(e)	Variable rate security. Rate shown is as of report date.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Shares Purchased		Shares Sold	Shares Held at November 30, 2010	Value at May 31, 2010	Realized Gain (Loss)	Income

BlackRock Insured Municipal Term Trust, Inc.	99,700	—		—	99,700	$1,001,985	—	$4,985
FFI Institutional Tax-Exempt Fund	4,191,720	4,485,723	*	—	8,677,443	$8,677,443	—	$5,969

*	Represents net shares purchased.

(k)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$1,001,985	$296,320,511	—	$297,322,496
Short-Term Securities	8,677,443	—	—	8,677,443

Total	$9,679,428	$296,320,511	—	$305,999,939

[1]	See above Schedule of Investments for values in the state or political subdivision excluding Level 1, Investment Companies, within the table.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Statements of Assets and Liabilities

November 30, 2010 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Assets

Investments at value — unaffiliated[1]	$463,563,783	$242,671,675	$557,141,681	$296,320,511
Investments at value — affiliated[2]	558,612	4,192,095	15,784,219	9,679,428
Cash	74,840	—	—	—
Interest receivable	6,177,817	4,088,684	8,848,524	4,030,416
Capital shares sold receivable	1,258,092	392,374	406,701	1,530,475
Investments sold receivable	—	10,000	560,000	—
Dividends receivable — affiliated	—	—	—	499
Prepaid expenses	25,897	17,634	19,766	27,110

Total assets	471,659,041	251,372,462	582,760,891	311,588,439

Accrued Liabilities

Bank overdraft	—	24,490	—	440,000
Income dividends payable	1,251,587	762,554	1,830,599	687,060
Capital shares redeemed payable	306,071	467,507	175,655	1,077,408
Investment advisory fees payable	186,062	84,463	162,367	98,741
Service and distribution fees payable	77,986	38,404	32,282	50,139
Investments purchased payable	74,840	—	—	3,800,149
Interest expense and fees payable	41,144	—	50,393	347
Other affiliates payable	4,848	3,111	4,737	2,805
Officer’s and Trustees’ fees payable	4,044	339	471	387
Other accrued expenses payable	72,691	76,103	165,143	30,949

Total accrued liabilities	2,019,273	1,456,971	2,421,647	6,187,985

Other Liabilities

Trust certificates[3]	61,213,523	—	57,205,099	500,000

Total liabilities	63,232,796	1,456,971	59,626,746	6,687,985

Net Assets	$408,426,245	$249,915,491	$523,134,145	$304,900,454

Net Assets Consist of

Paid-in capital	$402,737,676	$252,521,148	$546,100,864	$300,008,468
Undistributed net investment income	662,844	1,180,437	855,190	112,614
Accumulated net realized loss	(3,860,795)	(4,998,608)	(28,442,988)	(680,843)
Net unrealized appreciation/depreciation	8,886,520	1,212,514	4,621,079	5,460,215

Net Assets	$408,426,245	$249,915,491	$523,134,145	$304,900,454

[1] Investments at cost — unaffiliated	$454,677,263	$241,459,161	$552,520,602	$290,797,192

[2] Investments at cost — affiliated	$558,612	$4,192,095	$15,784,219	$9,742,532

[3] Represents short-term floating rate certificates issued by tender option bond trusts

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	33

Statements of Assets and Liabilities (concluded)

November 30, 2010 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Net Asset Value

Institutional:
Net assets	$87,772,162	$132,091,224	$430,890,580	$147,990,809

Shares outstanding, unlimited number of shares authorized, $0.10 par value	7,746,295	12,797,535	40,380,185	14,085,914

Net asset value	$11.33	$10.32	$10.67	$10.51

Service:
Net assets	—	$11,434,424	$1,758,197	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	1,107,930	164,731	—

Net asset value	—	$10.32	$10.67	—

Investor A:
Net assets	$59,272,471	$31,150,216	$35,097,384	$67,008,438

Shares outstanding, unlimited number of shares authorized, $0.10 par value	5,235,587	3,015,108	3,285,673	6,381,901

Net asset value	$11.32	$10.33	$10.68	$10.50

Investor A1:
Net assets	$181,031,726	$35,547,563	$21,778,493	$47,712,704

Shares outstanding, unlimited number of shares authorized, $0.10 par value	15,977,162	3,439,912	2,038,565	4,543,131

Net asset value	$11.33	$10.33	$10.68	$10.50

Investor B:
Net assets	$17,123,173	$974,924	$446,483	$3,143,929

Shares outstanding, unlimited number of shares authorized, $0.10 par value	1,510,305	94,472	41,842	299,248

Net asset value	$11.34	$10.32	$10.67	$10.51

Investor B1:
Net assets	—	$4,929,969	$4,533,497	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	477,561	424,890	—

Net asset value	—	$10.32	$10.67	—

Investor C:
Net assets	$35,741,169	$19,769,579	$18,994,549	$39,044,574

Shares outstanding, unlimited number of shares authorized, $0.10 par value	3,154,214	1,915,984	1,778,652	3,717,175

Net asset value	$11.33	$10.32	$10.68	$10.50

Investor C1:
Net assets	$27,485,544	$14,017,592	$9,634,962	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	2,425,495	1,358,184	902,953	—

Net asset value	$11.33	$10.32	$10.67	—

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Statements of Operations

Six Months Ended November 30, 2010 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Interest Income

Interest	$10,866,380	$6,576,856	$14,541,873	$6,216,951
Income — affiliated	2,806	585	—	10,954

Total income	10,869,186	6,577,441	14,541,873	6,227,905

Expenses

Investment advisory	1,092,117	717,916	1,491,931	781,498
Service — Service	—	13,686	1,803	—
Service — Investor A	65,949	38,104	45,576	68,891
Service — Investor A1	94,128	18,381	11,359	24,434
Service and distribution — Investor B	47,675	7,166	2,946	5,137
Service and distribution — Investor B1	—	13,668	12,817	—
Service and distribution — Investor C	169,186	96,763	92,689	182,740
Service and distribution — Investor C1	86,163	44,797	31,729	—
Transfer agent — Institutional	15,720	113,406	431,920	25,565
Transfer agent — Service	—	5,254	886	—
Transfer agent — Investor A	9,976	5,592	8,252	5,542
Transfer agent — Investor A1	31,925	8,812	6,446	10,422
Transfer agent — Investor B	5,696	946	549	1,295
Transfer agent — Investor B1	—	1,944	1,724	—
Transfer agent — Investor C	5,108	4,107	5,102	5,899
Transfer agent — Investor C1	5,117	2,460	2,361	—
Accounting services	47,483	29,907	66,482	31,640
Registration	40,102	19,435	14,651	44,386
Professional	35,912	33,906	37,479	34,817
Printing	23,813	18,044	36,139	23,202
Custodian	17,884	9,697	17,567	9,615
Officer and Trustees	16,727	12,874	16,032	12,747
Miscellaneous	25,857	27,425	30,594	24,073

Total expenses excluding interest expense and fees	1,836,538	1,244,290	2,367,034	1,291,903
Interest expense and fees[1]	251,022	—	221,335	2,100

Total expenses	2,087,560	1,244,290	2,588,369	1,294,003
Less fees waived by advisor	(20,757)	(60,135)	(19,350)	(72,627)
Less transfer agent fees waived and/or reimbursed — class specific	—	(139,905)	(454,754)	—
Less service and distribution fees reimbursed — class specific	—	(8,378)	(35,281)	—

Total expenses after fees waived	2,066,803	1,035,872	2,078,984	1,221,376

Net investment income	8,802,383	5,541,569	12,462,889	5,006,529

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,287,877	(16,610)	(508,655)	1,261,495
Financial futures contracts	(339,167)	(69,897)	(453,094)	—

	948,710	(86,507)	(961,749)	1,261,495

Net change in unrealized appreciation/depreciation on investments	(9,458,897)	(3,011,943)	(11,858,670)	(1,893,179)

Total realized and unrealized loss	(8,510,187)	(3,098,450)	(12,820,419)	(631,684)

Net Increase (Decrease) in Net Assets Resulting from Operations	$292,196	$2,443,119	$(357,530)	$4,374,845

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	35

Statements of Changes in Net Assets	BlackRock California Municipal Bond Fund

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$8,802,383	$15,446,508
Net realized gain (loss)	948,710	(18,043)
Net change in unrealized appreciation/depreciation	(9,458,897)	16,005,428

Net increase in net assets resulting from operations	292,196	31,433,893

Dividends to Shareholders From

Net investment income:
Institutional	(1,746,022)	(2,245,520)
Investor A	(1,171,842)	(1,686,626)
Investor A1	(4,329,684)	(8,680,089)
Investor B	(398,667)	(922,417)
Investor C	(625,246)	(843,851)
Investor C1	(584,462)	(1,192,892)

Decrease in net assets resulting from dividends to shareholders	(8,855,923)	(15,571,395)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	43,699,972	33,424,660

Net Assets

Total increase in net assets	36,136,245	49,287,158
Beginning of period	373,290,000	324,002,842

End of period	$408,426,245	$373,290,000

Undistributed net investment income	$662,844	$716,384

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Statements of Changes in Net Assets	BlackRock New Jersey Municipal Bond Fund

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$5,541,569	$12,097,979
Net realized gain (loss)	(86,507)	714,437
Net change in unrealized appreciation/depreciation	(3,011,943)	14,937,630

Net increase in net assets resulting from operations	2,443,119	27,750,046

Dividends to Shareholders From

Net investment income:
Institutional	(3,221,129)	(7,054,802)
Service	(236,228)	(457,068)
Investor A	(654,185)	(1,070,533)
Investor A1	(820,913)	(1,628,872)
Investor B	(25,831)	(112,041)
Investor B1	(111,633)	(272,534)
Investor C	(341,059)	(616,792)
Investor C1	(295,933)	(595,457)

Decrease in net assets resulting from dividends to shareholders	(5,706,911)	(11,808,099)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(21,137,031)	(7,248,030)

Net Assets

Total increase (decrease) in net assets	(24,400,823)	8,693,917
Beginning of period	274,316,314	265,622,397

End of period	$249,915,491	$274,316,314

Undistributed net investment income	$1,180,437	$1,345,779

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	37

Statements of Changes in Net Assets	BlackRock Pennsylvania Municipal Bond Fund

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$12,462,889	$23,695,330
Net realized loss	(961,749)	(1,172,193)
Net change in unrealized appreciation/depreciation	(11,858,670)	30,336,769

Net increase (decrease) in net assets resulting from operations	(357,530)	52,859,906

Dividends to Shareholders From

Net investment income:
Institutional	(10,460,032)	(19,832,720)
Service	(32,867)	(60,789)
Investor A	(813,913)	(1,471,642)
Investor A1	(528,976)	(1,041,535)
Investor B	(11,898)	(34,859)
Investor B1	(111,927)	(239,381)
Investor C	(336,553)	(544,260)
Investor C1	(220,456)	(446,532)

Decrease in net assets resulting from dividends to shareholders	(12,516,622)	(23,671,718)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(3,075,186)	7,105,341

Net Assets

Total increase (decrease) in net assets	(15,949,338)	36,293,529
Beginning of period	539,083,483	502,789,954

End of period	$523,134,145	$539,083,483

Undistributed net investment income	$855,190	$908,923

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Statements of Changes in Net Assets	BlackRock Intermediate Municipal Fund

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$5,006,529	$7,559,296
Net realized gain	1,261,495	663,722
Net change in unrealized appreciation/depreciation	(1,893,179)	10,149,261

Net increase in net assets resulting from operations	4,374,845	18,372,279

Dividends to Shareholders From

Net investment income:
Institutional	(2,602,224)	(3,998,674)
Investor A	(953,271)	(996,400)
Investor A1	(880,017)	(1,802,623)
Investor B	(57,725)	(128,375)
Investor C	(493,947)	(614,965)

Decrease in net assets resulting from dividends to shareholders	(4,987,184)	(7,541,037)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	50,522,380	74,268,750

Net Assets

Total increase in net assets	49,910,041	85,099,992
Beginning of period	254,990,413	169,890,421

End of period	$304,900,454	$254,990,413

Undistributed net investment income	$112,614	$93,269

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	39

Statement of Cash Flows	BlackRock California Municipal Bond Fund

Six Months Ended November 30, 2010 (Unaudited)

Cash Used for Operating Activities

Net increase in net assets resulting from operations	$292,196
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(866,697)
Decrease in prepaid expenses	31
Increase in investment advisory fees payable	13,585
Increase in interest expense payable	13,011
Decrease in other affiliates payable	(1,150)
Decrease in other accrued expenses payable	(13,660)
Increase in Officer’s and Directors’ payable	3,869
Net realized and unrealized loss	8,170,303
Amortization of premium and discount on investments	567,851
Proceeds from sales and paydowns of long-term investments	93,310,596
Purchases of long-term investments	(148,706,211)
Net proceeds from sales of short-term securities	8,318,121

Cash used for operating activities	(38,898,155)

Cash Provided by Financing Activities

Proceeds from issuance of Common Stock	62,027,175
Cash Payments on Common Stock	(24,098,117)
Cash receipts from borrowings	4,880,000
Cash dividends paid to Common Shareholders	(3,836,063)

Cash provided by financing activities	38,972,995

Cash

Net increase in cash	74,840
Cash at beginning of period	—

Cash at end of period	$74,840

Cash Flow Information

Cash paid for interest	$238,011

Noncash Financing Activities

Capital shares issued in reinvestment of dividends paid to shareholders	$4,955,557

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowings during the period, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights	BlackRock California Municipal Bond Fund

	Institutional

	Six Months Ending November 30, 2010	Year Ended May 31,		Period September 1, 2007 to May 31,	Year Ended August 31,

	(Unaudited)	2010	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70	$11.72

Net investment income[1]	0.27	0.53	0.47	0.36	0.48	0.51	0.54
Net realized and unrealized gain (loss)	(0.21)	0.52	(0.20)	(0.05)	(0.25)	(0.18)	(0.02)

Net increase from investment operations	0.06	1.05	0.27	0.31	0.23	0.33	0.52

Dividends and distributions from:
Net investment income	(0.27)	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)	(0.54)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.27)	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)	(0.54)

Net asset value, end of period	$11.33	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70

Total Investment Return[3]

Based on net asset value	0.51%[4]	9.72%	2.63%	2.84%[4]	1.99%	2.93%	4.50%

Ratios to Average Net Assets[5]

Total expenses	0.82%[6]	0.79%	0.82%	0.87%[6]	0.93%	0.92%	0.79%

Total expenses after fees waived	0.81%[6]	0.78%	0.81%	0.87%[6]	0.93%	0.91%	0.78%

Total expenses after fees waived and excluding interest expense and fees	0.68%[6]	0.73%	0.74%	0.74%[6]	0.71%	0.68%	0.68%

Net investment income	4.65%[6]	4.67%	4.36%	4.22%[6]	4.11%	4.45%	4.60%

Supplemental Data

Net assets, end of period (000)	$87,772	$59,097	$39,135	$44,782	$46,481	$42,053	$36,105

Portfolio turnover	21%	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	41

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A

	Six Months Ended November 30, 2010	Year Ended May 31,		Period September 1, 2007 to May 31,	Period October 2, 2006[1] to August 31,

	(Unaudited)	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$11.53	$11.01	$11.21	$11.25	$11.55

Net investment income[2]	0.26	0.50	0.45	0.33	0.37
Net realized and unrealized gain (loss)	(0.21)	0.53	(0.21)	(0.04)	(0.25)

Net increase from investment operations	0.05	1.03	0.24	0.29	0.12

Dividends and distributions from:
Net investment income	(0.26)	(0.51)	(0.44)	(0.33)	(0.42)
Net realized gain	—	—	(0.00)[3]	—	(0.00)[3]

Total dividends and distributions	(0.26)	(0.51)	(0.44)	(0.33)	(0.42)

Net asset value, end of period	$11.32	$11.53	$11.01	$11.21	$11.25

Total Investment Return[4]

Based on net asset value	0.39%[5]	9.47%	2.40%	2.65%[5]	1.05%[5]

Ratios to Average Net Assets[6]

Total expenses	1.07%[7]	1.02%	1.05%	1.13%[7]	1.19%[7]

Total expenses after fees waived	1.06%[7]	1.02%	1.04%	1.12%[7]	1.18%[7]

Total expenses after fees waived and excluding interest expense and fees	0.93%[7]	0.97%	0.97%	0.99%[7]	0.96%[7]

Net investment income	4.42%[7]	4.43%	4.17%	3.95%[7]	3.89%[7]

Supplemental Data

Net assets, end of period (000)	$59,272	$48,331	$25,874	$20,306	$12,452

Portfolio turnover	21%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to tender option trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A1

	Six Months Ending November 30, 2010	Year Ended May 31,		Period September 1, 2007 to May 31,	Year Ended August 31,

	(Unaudited)	2010	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70	$11.72

Net investment income[1]	0.27	0.52	0.46	0.35	0.47	0.50	0.53
Net realized and unrealized gain (loss)	(0.21)	0.52	(0.20)	(0.05)	(0.25)	(0.18)	(0.03)

Net increase from investment operations	0.06	1.04	0.26	0.30	0.22	0.32	0.50

Dividends and distributions from:
Net investment income	(0.27)	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)	(0.52)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.27)	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)	(0.52)

Net asset value, end of period	$11.33	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70

Total Investment Return[3]

Based on net asset value	0.47%[4]	9.63%	2.56%	2.78%[4]	1.90%	2.83%	4.40%

Ratios to Average Net Assets[5]

Total expenses	0.92%[6]	0.87%	0.89%	0.95%[6]	1.02%	1.02%	0.89%

Total expenses after fees waived	0.91%[6]	0.86%	0.88%	0.94%[6]	1.02%	1.01%	0.88%

Total expenses after fees waived and excluding interest expense and fees	0.78%[6]	0.81%	0.81%	0.82%[6]	0.80%	0.78%	0.78%

Net investment income	4.57%[6]	4.57%	4.30%	4.14%[6]	4.02%	4.35%	4.50%

Supplemental Data

Net assets, end of period (000)	$181,032	$187,784	$190,693	$220,470	$239,346	$258,492	$264,482

Portfolio turnover	21%	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	43

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor B

	Six Months Ending November 30, 2010 (Unaudited)	Year Ended May 31,		Period September 1, 2007 to May 31, 2008	Year Ended August 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.55	$11.03	$11.23	$11.26	$11.53	$11.70	$11.72

Net investment income[1]	0.24	0.47	0.42	0.31	0.42	0.46	0.48

Net realized and unrealized gain (loss)	(0.21)	0.53	(0.20)	(0.03)	(0.26)	(0.17)	(0.02)

Net increase from investment operations	0.03	1.00	0.22	0.28	0.16	0.29	0.46

Dividends and distributions from:
Net investment income	(0.24)	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)	(0.48)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.24)	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)	(0.48)

Net asset value, end of period	$11.34	$11.55	$11.03	$11.23	$11.26	$11.53	$11.70

Total Investment Return[3]

Based on net asset value	0.26%[4]	9.17%	2.13%	2.55%[4]	1.39%	2.50%	3.98%

Ratios to Average Net Assets[5]

Total expenses	1.34%[6]	1.29%	1.31%	1.36%[6]	1.43%	1.42%	1.29%

Total expenses after fees waived	1.33%[6]	1.28%	1.30%	1.36%[6]	1.43%	1.42%	1.29%

Total expenses after fees waived and excluding interest expense and fees	1.20%[6]	1.23%	1.23%	1.23%[6]	1.21%	1.18%	1.19%

Net investment income	4.15%[6]	4.14%	3.86%	3.73%[6]	3.61%	3.95%	4.10%

Supplemental Data

Net assets, end of period (000)	$17,123	$19,989	$24,705	$37,540	$47,753	$69,647	$96,650

Portfolio turnover	21%	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)			Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007
		Year Ended May 31,

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.55

Net investment income[2]	0.21	0.42	0.36	0.27	0.30
Net realized and unrealized gain (loss)	(0.20)	0.52	(0.20)	(0.04)	(0.25)

Net increase from investment operations	0.01	0.94	0.16	0.23	0.05

Dividends and distributions from:
Net investment income	(0.22)	(0.42)	(0.36)	(0.27)	(0.34)
Net realized gain	—	—	(0.00)[3]	—	(0.00)[3]

Total dividends and distributions	(0.22)	(0.42)	(0.36)	(0.27)	(0.34)

Net asset value, end of period	$11.33	$11.54	$11.02	$11.22	$11.26

Total Investment Return[4]

Based on net asset value	0.02%[5]	8.65%	1.64%	2.08%[5]	0.44%[5]

Ratios to Average Net Assets[6]

Total expenses	1.81%[7]	1.77%	1.80%	1.86%[7]	1.95%[7]

Total expenses after fees waived	1.80%[7]	1.77%	1.79%	1.85%[7]	1.94%[7]

Total expenses after fees waived and excluding interest expense and fees	1.68%[7]	1.72%	1.72%	1.72%[7]	1.72%[7]

Net investment income	3.67%[7]	3.68%	3.41%	3.22%[7]	3.13%[7]

Supplemental Data

Net assets, end of period (000)	$35,741	$29,583	$13,588	$9,425	$5,448

Portfolio turnover	21%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to tender option trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	45

Financial Highlights (concluded)	BlackRock California Municipal Bond Fund

	Investor C1

	Six Months Ending November 30, 2010 (Unaudited)			Period September 1, 2007 to May 31, 2008
		Year Ended May 31,
					Year Ended August 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70	$11.72

Net investment income[1]	0.24	0.46	0.41	0.31	0.41	0.44	0.47
Net realized and unrealized gain (loss)	(0.21)	0.53	(0.20)	(0.05)	(0.25)	(0.18)	(0.02)

Net increase from investment operations	0.03	0.99	0.21	0.26	0.16	0.26	0.45
Dividends and distributions from:
Net investment income	(0.24)	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)	(0.47)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—	—

Total dividends and distributions	(0.24)	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)	(0.47)

Net asset value, end of period	$11.33	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70

Total Investment Return[3]

Based on net asset value	0.21%[4]	9.09%	2.04%	2.39%[4]	1.39%	2.31%	3.88%

Ratios to Average Net Assets[5]

Total expenses	1.41%[6]	1.37%	1.40%	1.45%[6]	1.52%	1.52%	1.39%

Total expenses after fees waived	1.40%[6]	1.36%	1.38%	1.44%[6]	1.52%	1.52%	1.39%

Total expenses after fees waived and excluding interest expense and fees	1.28%[6]	1.31%	1.32%	1.31%[6]	1.30%	1.28%	1.29%

Net investment income	4.04%[6]	4.07%	3.79%	3.64%[6]	3.52%	3.85%	4.00%

Supplemental Data

Net assets, end of period (000)	$27,486	$28,506	$30,007	$36,280	$39,223	$45,474	$45,700

Portfolio turnover	21%	53%	54%	31%	43%	30%	27%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights	BlackRock New Jersey Municipal Bond Fund

	Institutional

	Six Months Ending November 30, 2010 (Unaudited)	Year Ended May 31,		Period August 1, 2007 to May 31, 2008

					Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73	$10.24

Net investment income[1]	0.23	0.47	0.46	0.39	0.51	0.45	0.48
Net realized and unrealized gain (loss)	(0.12)	0.58	(0.45)	(0.28)	(0.11)	(0.09)	0.48

Net increase from investment operations	0.11	1.05	0.01	0.11	0.40	0.36	0.96

Dividends and distributions from:
Net investment income	(0.24)	(0.45)	(0.46)	(0.39)	(0.46)	(0.45)	(0.47)
Net realized gain	—	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.24)	(0.45)	(0.46)	(0.39)	(0.46)	(0.45)	(0.47)

Net asset value, end of period	$10.32	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73

Total Investment Return[3]

Based on net asset value	1.03%[4]	10.91%	0.27%	1.08%[4]	3.80%	3.46%	9.60%

Ratios to Average Net Assets

Total expenses	0.83%[5]	0.82%[6]	0.71%[6]	0.86%[5,6]	1.04%[6]	0.93%[6]	1.04%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.62%[5]	0.77%[6]	0.70%[6]	0.84%[5,6]	0.95%[6]	0.93%[6]	1.03%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	0.62%[5]	0.77%[6]	0.69%[6]	0.66%[5,6]	0.61%[6]	0.81%[6]	0.83%[6]

Net investment income	4.42%[5]	4.57%[6]	4.78%[6]	4.50%[5,6]	4.60%[6]	4.26%[6]	4.54%[6]

Supplemental Data

Net assets, end of period (000)	$132,091	$158,244	$156,814	$179,560	$173,234	$33,316	$25,325

Portfolio turnover	7%	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	47

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Service

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.84

Net investment income[2]	0.22	0.46	0.45	0.38	0.37
Net realized and unrealized gain (loss)	(0.12)	0.58	(0.46)	(0.28)	(0.26)

Net increase (decrease) from investment operations	0.10	1.04	(0.01)	0.10	0.11

Dividends from net investment income	(0.23)	(0.44)	(0.44)	(0.38)	(0.37)

Net asset value, end of period	$10.32	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]

Based on net asset value	0.91%[4]	10.80%	0.10%	0.92%[4]	0.96%[4]

Ratios to Average Net Assets

Total expenses	1.01%[5]	1.03%[6]	1.03%[6]	1.17%[5,6]	1.37%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.85%[5]	0.87%[6]	0.87%[6]	1.03%[5,6]	1.19%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	0.85%[5]	0.87%[6]	0.85%[6]	0.85%[5,6]	0.85%[5,6]

Net investment income	4.18%[5]	4.47%[6]	4.62%[6]	4.32%[5,6]	4.36%[5,6]

Supplemental Data

Net assets, end of period (000)	$11,434	$10,521	$10,178	$11,569	$12,849

Portfolio turnover	7%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.46	$9.86	$10.31	$10.59	$10.85

Net investment income[2]	0.22	0.46	0.45	0.37	0.36
Net realized and unrealized gain (loss)	(0.12)	0.58	(0.46)	(0.27)	(0.25)

Net increase (decrease) from investment operations	0.10	1.04	(0.01)	0.10	0.11

Dividends from net investment income	(0.23)	(0.44)	(0.44)	(0.38)	(0.37)

Net asset value, end of period	$10.33	$10.46	$9.86	$10.31	$10.59

Total Investment Return[3]

Based on net asset value	0.91%[4]	10.79%	0.11%	0.93%[4]	0.97%[4]

Ratios to Average Net Assets

Total expenses	0.95%[5]	0.97%[6]	1.01%[6]	1.13%[5,6]	1.32%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.86%[5]	0.87%[6]	0.87%[6]	1.02%[5,6]	1.19%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	0.86%[5]	0.87%[6]	0.85%[6]	0.84%[5,6]	0.85%[5,6]

Net investment income	4.17%[5]	4.46%[6]	4.62%[6]	4.32%[5,6]	4.37%[5,6]

Supplemental Data

Net assets, end of period (000)	$31,150	$27,210	$21,227	$21,564	$15,693

Portfolio turnover	7%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	49

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A1

	Six Months Ending November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008
		Year Ended May 31,			Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.46	$9.86	$10.31	$10.59	$10.66	$10.73	$10.24

Net investment income[1]	0.23	0.47	0.46	0.39	0.48	0.44	0.47
Net realized and unrealized gain (loss)	(0.12)	0.59	(0.45)	(0.28)	(0.10)	(0.07)	0.48

Net increase from investment operations	0.11	1.06	0.01	0.11	0.38	0.37	0.95

Dividends and distributions from:
Net investment income	(0.24)	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)	(0.46)
Net realized gain	—	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.24)	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)	(0.46)

Net asset value, end of period	$10.33	$10.46	$9.86	$10.31	$10.59	$10.66	$10.73

Total Investment Return[3]

Based on net asset value	0.99%[4]	10.96%	0.26%	1.05%[4]	3.60%	3.55%	9.49%

Ratios to Average Net Assets

Total expenses	0.81%[5]	0.83%[6]	0.86%[6]	1.01%[5,6]	1.19%[6]	1.03%[6]	1.14%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.70%[5]	0.72%[6]	0.72%[6]	0.88%[5,6]	1.08%[6]	1.03%[6]	1.13%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	0.70%[5]	0.72%[6]	0.70%[6]	0.70%[5,6]	0.74%[6]	0.91%[6]	0.93%[6]

Net investment income	4.34%[5]	4.62%[6]	4.77%[6]	4.47%[5,6]	4.46%[6]	4.16%[6]	4.45%[6]

Supplemental Data

Net assets, end of period (000)	$35,548	$36,704	$36,008	$38,082	$39,546	$40,676	$34,618

Portfolio turnover	7%	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B

	Six Months Ended November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
		Year Ended May 31,

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.84

Net investment income[2]	0.18	0.38	0.37	0.31	0.31
Net realized and unrealized gain (loss)	(0.12)	0.59	(0.45)	(0.28)	(0.27)

Net increase (decrease) from investment operations	0.06	0.97	(0.08)	0.03	0.04

Dividends from net investment income (loss)	(0.19)	(0.37)	(0.37)	(0.31)	(0.30)

Net asset value, end of period	$10.32	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]

Based on net asset value	0.54%[4]	9.96%	(0.64)%	0.31%[4]	0.34%[4]

Ratios to Average Net Assets

Total expenses	1.79%[5]	1.76%[6]	1.77%[6]	1.89%[5,6]	2.09%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.59%[5]	1.64%[6]	1.62%[6]	1.75%[5,6]	1.94%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	1.59%[5]	1.63%[6]	1.60%[6]	1.57%[5,6]	1.60%[5,6]

Net investment income	3.47%[5]	3.73%[6]	3.85%[6]	3.59%[5,6]	3.61%[5,6]

Supplemental Data

Net assets, end of period (000)	$975	$2,028	$4,159	$6,869	$8,622

Portfolio turnover	7%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	51

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B1

	Six Months Ending November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008
		Year Ended May 31,			Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.65	$10.73	$10.24

Net investment income[1]	0.21	0.43	0.42	0.36	0.44	0.40	0.43
Net realized and unrealized gain (loss)	(0.12)	0.59	(0.45)	(0.29)	(0.10)	(0.09)	0.48

Net increase (decrease) from investment operations	0.09	1.02	(0.03)	0.07	0.34	0.31	0.91

Dividends and distributions from:
Net investment income	(0.22)	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)	(0.42)
Net realized gain	—	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.22)	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)	(0.42)

Net asset value, end of period	$10.32	$10.45	$9.85	$10.30	$10.58	$10.65	$10.73

Total Investment Return[3]

Based on net asset value	0.79%[4]	10.52%	(0.14)%	0.71%[4]	3.19%	3.03%	9.04%

Ratios to Average Net Assets

Total expenses	1.24%[5]	1.25%[6]	1.27%[6]	1.41%[5,6]	1.60%[6]	1.44%[6]	1.55%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.08%[5]	1.13%[6]	1.12%[6]	1.28%[5,6]	1.48%[6]	1.44%[6]	1.55%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	1.08%[5]	1.13%[6]	1.10%[6]	1.10%[5,6]	1.14%[6]	1.33%[6]	1.34%[6]

Net investment income	3.96%[5]	4.22%[6]	4.36%[6]	4.07%[5,6]	4.05%[6]	3.75%[6]	4.06%[6]

Supplemental Data

Net assets, end of period (000)	$4,930	$5,865	$7,447	$12,386	$15,723	$20,920	$26,893

Portfolio turnover	7%	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
		Year Ended May 31,

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.45	$9.84	$10.30	$10.57	$10.84

Net investment income[2]	0.18	0.38	0.37	0.31	0.30
Net realized and unrealized gain (loss)	(0.12)	0.60	(0.46)	(0.27)	(0.27)

Net increase (decrease) from investment operations	0.06	0.98	(0.09)	0.04	0.03

Dividends from net investment income	(0.19)	(0.37)	(0.37)	(0.31)	(0.30)

Net asset value, end of period	$10.32	$10.45	$9.84	$10.30	$10.57

Total Investment Return[3]

Based on net asset value	0.51%[4]	10.07%	(0.74)%	0.40%[4]	0.25%[4]

Ratios to Average Net Assets

Total expenses	1.71%[5]	1.73%[6]	1.75%[6]	1.89%[5,6]	2.09%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%[5]	1.64%[6]	1.62%[6]	1.76%[5,6]	1.94%[5,6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	1.64%[5]	1.64%[6]	1.60%[6]	1.58%[5,6]	1.60%[5,6]

Net investment income	3.39%[5]	3.69%[6]	3.89%[6]	3.57%[5,6]	3.63%[5,6]

Supplemental Data

Net assets, end of period (000)	$19,770	$18,802	$14,969	$10,480	$7,253

Portfolio turnover	7%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	53

Financial Highlights (concluded)	BlackRock New Jersey Municipal Bond Fund

	Investor C1

	Six Months Ending November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008
		Year Ended May 31,			Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73	$10.24

Net investment income[1]	0.20	0.42	0.41	0.35	0.43	0.39	0.41
Net realized and unrealized gain (loss)	(0.12)	0.59	(0.45)	(0.28)	(0.09)	(0.10)	0.49

Net increase (decrease) from investment operations	0.08	1.01	(0.04)	0.07	0.34	0.29	0.90

Dividends and distributions from:
Net investment income	(0.21)	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)	(0.41)
Net realized gain	—	—	—	—	—	(0.00)[2]	—

Total dividends and distributions	(0.21)	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)	(0.41)

Net asset value, end of period	$10.32	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73

Total Investment Return[3]

Based on net asset value	0.73%[4]	10.41%	(0.24)%	0.63%[4]	3.18%	2.83%	8.94%

Ratios to Average Net Assets

Total expenses	1.30%[5]	1.32%[6]	1.34%[6]	1.49%[5,6]	1.68%[6]	1.54%[6]	1.65%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.20%[5]	1.23%[6]	1.22%[6]	1.37%[5,6]	1.58%[6]	1.53%[6]	1.64%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	1.20%[5]	1.23%[6]	1.20%[6]	1.20%[5,6]	1.24%[6]	1.42%[6]	1.44%[6]

Net investment income	3.84%[5]	4.11%[6]	4.27%[6]	3.97%[5,6]	3.95%[6]	3.65%[6]	3.94%[6]

Supplemental Data

Net assets, end of period (000)	$14,018	$14,942	$14,821	$16,232	$18,648	$19,634	$16,040

Portfolio turnover	7%	18%	17%	11%	15%	16%	48%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights	BlackRock Pennsylvania Municipal Bond Fund

	Institutional

	Six Months Ending November 30, 2010 (Unaudited)	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39	$11.12

Net investment income[1]	0.26	0.49	0.48	0.44	0.52	0.50	0.51
Net realized and unrealized gain (loss)	(0.26)	0.59	(0.44)	(0.31)	(0.08)	(0.21)	0.27

Net increase from investment operations	—	1.08	0.04	0.13	0.44	0.29	0.78

Dividends and distributions from:
Net investment income	(0.26)	(0.49)	(0.49)	(0.44)	(0.49)	(0.50)	(0.51)
Net realized gain	—	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.26)	(0.49)	(0.49)	(0.47)	(0.49)	(0.50)	(0.51)

Net asset value, end of period	$10.67	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39

Total Investment Return[2]

Based on net asset value	(0.07)%[3]	10.61%	0.52%	1.18%[3]	4.01%	2.59%	7.17%

Ratios to Average Net Assets[4]

Total expenses	0.90%[5]	0.86%	0.68%	0.92%[5]	1.09%	1.23%	1.14%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.70%[5]	0.74%	0.66%	0.90%[5]	1.05%	1.22%	1.13%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	0.62%[5]	0.70%	0.63%	0.60%[5]	0.60%	0.88%	0.91%

Net investment income	4.64%[5]	4.55%	4.77%	4.84%[5]	4.51%	4.44%	4.55%

Supplemental Data

Net assets, end of period (000)	$430,891	$445,217	$416,433	$484,861	$486,395	$11,410	$9,939

Portfolio turnover	10%	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	55

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Service

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.93	$10.34	$10.80	$11.13	$11.35

Net investment income[2]	0.25	0.46	0.45	0.42	0.38
Net realized and unrealized gain (loss)	(0.26)	0.60	(0.45)	(0.30)	(0.21)

Net increase (decrease) from investment operations	(0.01)	1.06	—	0.12	0.17

Dividends and distributions from:
Net investment income	(0.25)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	—	(0.03)	—

Total dividends and distributions	(0.25)	(0.47)	(0.46)	(0.45)	(0.39)

Net asset value, end of period	$10.67	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]

Based on net asset value	(0.12)%[4]	10.41%	0.21%	1.09%[4]	1.48%[4]

Ratios to Average Net Assets[5]

Total expenses	1.08%[6]	1.07%	0.95%	1.17%[6]	1.37%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.80%[6]	0.92%	0.88%	1.12%[6]	1.29%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expenses and fees	0.72%[6]	0.88%	0.85%	0.82%[6]	0.84%[6]

Net investment income	4.55%[6]	4.38%	4.56%	4.57%[6]	4.27%[6]

Supplemental Data

Net assets, end of period (000)	$1,758	$1,302	$1,486	$2,435	$3,316

Portfolio turnover	10%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.94	$10.35	$10.81	$11.14	$11.36

Net investment income[2]	0.25	0.47	0.46	0.42	0.38
Net realized and unrealized gain (loss)	(0.26)	0.59	(0.46)	(0.30)	(0.21)

Net increase (decrease) from investment operations	(0.01)	1.06	—	0.12	0.17

Dividends and distributions from:
Net investment income	(0.25)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	—	(0.03)	—

Total dividends and distributions	(0.25)	(0.47)	(0.46)	(0.45)	(0.39)

Net asset value, end of period	$10.68	$10.94	$10.35	$10.81	$11.14

Total Investment Return[3]

Based on net asset value	(0.17)%[4]	10.40%	0.21%	1.07%[4]	1.49%[4]

Ratios to Average Net Assets[5]

Total expenses	1.01%[6]	0.98%	0.98%	1.21%[6]	1.39%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.90%[6]	0.93%	0.88%	1.14%[6]	1.28%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.81%[6]	0.89%	0.85%	0.84%[6]	0.83%[6]

Net investment income	4.45%[6]	4.37%	4.56%	4.59%[6]	4.28%[6]

Supplemental Data

Net assets, end of period (000)	$35,097	$35,515	$30,849	$28,827	$27,782

Portfolio turnover	10%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	57

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A1

	Six Months Ending November 30, 2010 (Unaudited)	Year Ended May 31,		Period August 1, 2007 to May 31, 2008	Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.94	$10.35	$10.81	$11.14	$11.20	$11.41	$11.13

Net investment income[1]	0.26	0.48	0.48	0.44	0.50	0.49	0.50
Net realized and unrealized gain (loss)	(0.26)	0.59	(0.46)	(0.31)	(0.07)	(0.26)	0.28

Net increase from investment operations	—	1.07	0.02	0.13	0.43	0.23	0.78

Dividends and distributions from:
Net investment income	(0.26)	(0.48)	(0.48)	(0.43)	(0.49)	(0.44)	(0.50)
Net realized gain	—	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.26)	(0.48)	(0.48)	(0.46)	(0.49)	(0.44)	(0.50)

Net asset value, end of period	$10.68	$10.94	$10.35	$10.81	$11.14	$11.20	$11.41

Total Investment Return[2]

Based on net asset value	(0.07)%[3]	10.58%	0.36%	1.19%[3]	3.81%	2.49%	7.16%

Ratios to Average Net Assets[4]

Total expenses	0.87%[5]	0.84%	0.83%	1.08%[5]	1.28%	1.33%	1.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.70%[5]	0.77%	0.73%	0.99%[5]	1.21%	1.32%	1.23%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.62%[5]	0.73%	0.70%	0.70%[5]	0.76%	0.98%	1.01%

Net investment income	4.64%[5]	4.53%	4.71%	4.74%[5]	4.40%	4.34%	4.45%

Supplemental Data

Net assets, end of period (000)	$21,778	$22,892	$22,855	$25,560	$27,931	$26,987	$26,024

Portfolio turnover	10%	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B

	Six Months Ended November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
		Year Ended May 31,

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.93	$10.34	$10.80	$11.13	$11.35

Net investment income[2]	0.22	0.38	0.39	0.37	0.33
Net realized and unrealized gain (loss)	(0.26)	0.59	(0.46)	(0.31)	(0.22)

Net increase (decrease) from investment operations	(0.04)	0.97	(0.07)	0.06	0.11

Dividends and distributions from:
Net investment income	(0.22)	(0.38)	(0.39)	(0.36)	(0.33)
Net realized gain	—	—	—	(0.03)	—

Total dividends and distributions	(0.22)	(0.38)	(0.39)	(0.39)	(0.33)

Net asset value, end of period	$10.67	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]

Based on net asset value	(0.41)%[4]	9.56%	(0.53)%	0.57%[4]	0.93%[4]

Ratios to Average Net Assets[5]

Total expenses	1.90%[6]	1.81%	1.74%	1.86%[6]	2.19%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.32%[6]	1.70%	1.62%	1.74%[6]	1.96%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.24%[6]	1.66%	1.59%	1.45%[6]	1.51%[6]

Net investment income	4.01%[6]	3.62%	3.77%	3.99%[6]	3.60%[6]

Supplemental Data

Net assets, end of period (000)	$446	$671	$1,382	$3,447	$5,206

Portfolio turnover	10%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	59

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B1

	Six Months Ending November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008
		Year Ended May 31,			Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39	$11.12

Net investment income[1]	0.24	0.44	0.44	0.40	0.45	0.44	0.46
Net realized and unrealized gain (loss)	(0.26)	0.59	(0.45)	(0.32)	(0.06)	(0.21)	0.27

Net increase (decrease) from investment operations	(0.02)	1.03	(0.01)	0.08	0.39	0.23	0.73

Dividends and distributions from:
Net investment income	(0.24)	(0.44)	(0.44)	(0.39)	(0.44)	(0.44)	(0.46)
Net realized gain	—	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.24)	(0.44)	(0.44)	(0.42)	(0.44)	(0.44)	(0.46)

Net asset value, end of period	$10.67	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39

Total Investment Return[2]

Based on net asset value	(0.23)%[3]	10.12%	0.05%	0.76%[3]	3.49%	2.07%	6.63%

Ratios to Average Net Assets[4]

Total expenses	1.28%[5]	1.24%	1.24%	1.47%[5]	1.70%	1.74%	1.65%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%[5]	1.18%	1.13%	1.39%[5]	1.62%	1.73%	1.64%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.91%[5]	1.14%	1.10%	1.10%[5]	1.17%	1.39%	1.42%

Net investment income	4.34%[5]	4.12%	4.29%	4.34%[5]	4.00%	3.93%	4.05%

Supplemental Data

Net assets, end of period (000)	$4,533	$5,397	$6,184	$9,984	$12,856	$18,402	$23,965

Portfolio turnover	10%	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
		Year Ended May 31,

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.94	$10.35	$10.80	$11.14	$11.35

Net investment income[2]	0.20	0.38	0.38	0.35	0.30
Net realized and unrealized gain (loss)	(0.26)	0.59	(0.44)	(0.31)	(0.19)

Net increase (decrease) from investment operations	(0.06)	0.97	(0.06)	0.04	0.11

Dividends and distributions from:
Net investment income	(0.20)	(0.38)	(0.39)	(0.35)	(0.32)
Net realized gain	—	—	—	(0.03)	—

Total dividends and distributions	(0.20)	(0.38)	(0.39)	(0.38)	(0.32)

Net asset value, end of period	$10.68	$10.94	$10.35	$10.80	$11.14

Total Investment Return[3]

Based on net asset value	(0.58)%[4]	9.54%	(0.44)%	0.34%[4]	0.95%[4]

Ratios to Average Net Assets[5]

Total expenses	1.77%[6]	1.74%	1.72%	1.96%[6]	2.15%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.73%[6]	1.71%	1.63%	1.89%[6]	2.04%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.65%[6]	1.67%	1.60%	1.59%[6]	1.60%[6]

Net investment income	3.61%[6]	3.58%	3.83%	3.83%[6]	3.53%[6]

Supplemental Data

Net assets, end of period (000)	$18,995	$17,283	$12,278	$7,166	$4,160

Portfolio turnover	10%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	61

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C1

	Six Months Ending November 30, 2010 (Unaudited)			Period August 1, 2007 to May 31, 2008
		Year Ended May 31,			Year Ended July 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.93	$10.34	$10.79	$11.13	$11.19	$11.39	$11.12

Net investment income[1]	0.23	0.43	0.43	0.39	0.44	0.43	0.45
Net realized and unrealized gain (loss)	(0.26)	0.59	(0.45)	(0.32)	(0.07)	(0.20)	0.26

Net increase (decrease) from investment operations	(0.03)	1.02	(0.02)	0.07	0.37	0.23	0.71

Dividends and distributions from:
Net investment income	(0.23)	(0.43)	(0.43)	(0.38)	(0.43)	(0.43)	(0.44)
Net realized gain	—	—	—	(0.03)	—	—	—

Total dividends and distributions	(0.23)	(0.43)	(0.43)	(0.41)	(0.43)	(0.43)	(0.44)

Net asset value, end of period	$10.67	$10.93	$10.34	$10.79	$11.13	$11.19	$11.39

Total Investment Return[2]

Based on net asset value	(0.32)%[3]	10.01%	(0.05)%	0.68%[3]	3.29%	2.06%	6.53%

Ratios to Average Net Assets[4]

Total expenses	1.35%[5]	1.33%	1.32%	1.56%[5]	1.77%	1.84%	1.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.19%[5]	1.29%	1.23%	1.49%[5]	1.71%	1.82%	1.74%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.11%[5]	1.25%	1.20%	1.20%[5]	1.26%	1.48%	1.52%

Net investment income	4.15%[5]	4.01%	4.21%	4.24%[5]	3.90%	3.83%	3.94%

Supplemental Data

Net assets, end of period (000)	$9,635	$10,805	$11,324	$12,736	$15,327	$15,642	$13,626

Portfolio turnover	10%	26%	20%	44%	46%	23%	32%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights	BlackRock Intermediate Municipal Fund

	Institutional

	Six Months Ending November 30, 2010 (Unaudited)			Period November 1, 2007 to May 31, 2008
		Year Ended May 31,			Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36	$10.76

Net investment income[1]	0.20	0.39	0.37	0.23	0.39	0.37	0.38
Net realized and unrealized gain (loss)	0.01	0.54	(0.17)	(0.04)	(0.12)	0.13	(0.34)

Net increase from investment operations	0.21	0.93	0.20	0.19	0.27	0.50	0.04

Dividends and distributions from:
Net investment income	(0.20)	(0.39)	(0.37)	(0.23)	(0.38)	(0.37)	(0.38)
Net realized gain	—	—	—	—	—	(0.21)	(0.06)

Total dividends and distributions	(0.20)	(0.39)	(0.37)	(0.23)	(0.38)	(0.58)	(0.44)

Net asset value, end of period	$10.51	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36

Total Investment Return[2]

Based on net asset value	1.97%[3]	9.46%	2.13%	1.85%[3]	2.69%	4.96%	0.40%

Ratios to Average Net Assets[4]

Total expenses	0.72%[5]	0.78%	0.85%	0.89%[5]	1.03%	1.16%	1.05%

Total expenses after fees waived and paid indirectly	0.66%[5]	0.72%	0.80%	0.84%[5]	0.98%	1.11%	1.00%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.66%[5]	0.72%	0.76%	0.75%[5]	0.75%	0.73%	0.74%

Net investment income	3.72%[5]	3.78%	3.80%	3.82%[5]	3.81%	3.61%	3.63%

Supplemental Data

Net assets, end of period (000)	$147,991	$129,811	$88,941	$114,012	$120,499	$99,678	$100,831

Portfolio turnover	13%	23%	25%	32%	54%	102%	162%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	63

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,		Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007	Period October 2, 2006[1] to October 31, 2006

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.50	$9.95	$10.13	$10.16	$10.27	$10.26

Net investment income[2]	0.18	0.37	0.34	0.22	0.36	0.02
Net realized and unrealized gain (loss)	0.01	0.54	(0.17)	(0.04)	(0.11)	0.02

Net increase from investment operations	0.19	0.91	0.17	0.18	0.25	0.04

Dividends from net investment income	(0.19)	(0.36)	(0.35)	(0.21)	(0.36)	(0.03)

Net asset value, end of period	$10.50	$10.50	$9.95	$10.13	$10.16	$10.27

Total Investment Return[3]

Based on net asset value	1.75%[4]	9.31%	1.79%	1.82%[4]	2.43%	0.36%[4]

Ratios to Average Net Assets[5]

Total expenses	0.95%[6]	1.01%	1.11%	1.11%[6]	1.28%	1.39%[6]

Total expenses after fees waived and paid indirectly	0.90%[6]	0.96%	1.05%	1.06%[6]	1.23%	1.34%[6]

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.89%[6]	0.96%	1.01%	0.97%[6]	1.01%	0.97%[6]

Net investment income	3.48%[6]	3.54%	3.56%	3.60%[6]	3.54%	3.08%[6]

Supplemental Data

Net assets, end of period (000)	$67,008	$42,294	$11,563	$5,585	$2,786	$160

Portfolio turnover	13%	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A1

	Six Months Ending November 30, 2010 (Unaudited)	Year Ended May 31,		Period November 1, 2007 to May 31, 2008
					Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.16	$10.28	$10.35	$10.76

Net investment income[1]	0.19	0.38	0.36	0.22	0.38	0.35	0.38
Net realized and unrealized gain (loss)	—	0.54	(0.17)	(0.03)	(0.13)	0.15	(0.36)

Net increase from investment operations	0.19	0.92	0.19	0.19	0.25	0.50	0.02

Dividends and distributions from:
Net investment income	(0.19)	(0.38)	(0.36)	(0.22)	(0.37)	(0.36)	(0.37)
Net realized gain	—	—	—	—	—	(0.21)	(0.06)

Total dividends and distributions	(0.19)	(0.38)	(0.36)	(0.22)	(0.37)	(0.57)	(0.43)

Net asset value, end of period	$10.50	$10.50	$9.96	$10.13	$10.16	$10.28	$10.35

Total Investment Return[2]

Based on net asset value	1.82%[3]	9.35%	2.04%	1.89%[3]	2.49%	4.96%	0.20%

Ratios to Average Net Assets[4]

Total expenses	0.82%[5]	0.88%	0.95%	0.99%[5]	1.12%	1.25%	1.16%

Total expenses after fees waived and paid indirectly	0.77%[5]	0.82%	0.89%	0.94%[5]	1.07%	1.20%	1.11%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.77%[5]	0.82%	0.85%	0.85%[5]	0.84%	0.83%	0.84%

Net investment income	3.61%[5]	3.68%	3.71%	3.71%[5]	3.71%	3.50%	3.54%

Supplemental Data

Net assets, end of period (000)	$47,713	$48,372	$50,184	$56,928	$60,208	$71,327	$48,524

Portfolio turnover	13%	23%	25%	32%	54%	102%	162%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	65

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor B

	Six Months Ending November 30, 2010 (Unaudited)	Year Ended May 31,		Period November 1, 2007 to May 31, 2008	Year Ended October 31,

		2010	2009		2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36	$10.76

Net investment income[1]	0.18	0.35	0.34	0.21	0.36	0.34	0.35
Net realized and unrealized gain (loss)	0.01	0.54	(0.17)	(0.04)	(0.12)	0.15	(0.34)

Net increase from investment operations	0.19	0.89	0.17	0.17	0.24	0.49	0.01

Dividends and distributions from:
Net investment income	(0.18)	(0.35)	(0.34)	(0.21)	(0.35)	(0.36)	(0.35)
Net realized gain	—	—	—	—	—	(0.21)	(0.06)

Total dividends and distributions	(0.18)	(0.35)	(0.34)	(0.21)	(0.35)	(0.57)	(0.41)

Net asset value, end of period	$10.51	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36

Total Investment Return[2]

Based on net asset value	1.80%[3]	9.10%	1.81%	1.66%[3]	2.36%	4.64%	0.08%

Ratios to Average Net Assets[4]

Total expenses	1.06%[5]	1.11%	1.16%	1.20%[5]	1.34%	1.47%	1.37%

Total expenses after fees waived and paid indirectly	1.01%[5]	1.05%	1.11%	1.15%[5]	1.29%	1.42%	1.32%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.00%[5]	1.05%	1.07%	1.06%[5]	1.06%	1.05%	1.05%

Net investment income	3.38%[5]	3.45%	3.50%	3.50%[5]	3.50%	3.30%	3.34%

Supplemental Data

Net assets, end of period (000)	$3,144	$3,508	$3,970	$6,186	$6,920	$9,760	$14,982

Portfolio turnover	13%	23%	25%	32%	54%	102%	162%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Financial Highlights (concluded)	BlackRock Intermediate Municipal Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,		Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007	Period October 2, 2006[1] to October 31, 2006

		2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.26

Net investment income[2]	0.15	0.28	0.27	0.17	0.28	0.01
Net realized and unrealized gain (loss)	(0.01)	0.54	(0.17)	(0.04)	(0.11)	0.03

Net increase from investment operations	0.14	0.82	0.10	0.13	0.17	0.04

Dividends from net investment income	(0.14)	(0.28)	(0.27)	(0.17)	(0.28)	(0.02)

Net asset value, end of period	$10.50	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[3]

Based on net asset value	1.37%[4]	8.38%	1.13%	1.27%[4]	1.67%	0.40%[4]

Ratios to Average Net Assets[5]

Total expenses	1.71%[6]	1.77%	1.87%	1.88%[6]	2.03%	2.14%[6]

Total expenses after fees waived and paid indirectly	1.66%[6]	1.72%	1.82%	1.83%[6]	1.98%	2.09%[6]

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.66%[6]	1.72%	1.77%	1.75%[6]	1.75%	1.73%[6]

Net investment income	2.72%[6]	2.78%	2.82%	2.82%[6]	2.79%	2.36%[6]

Supplemental Data

Net assets, end of period (000)	$39,045	$31,006	$15,233	$4,341	$2,074	$207

Portfolio turnover	13%	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	67

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund, which is presently the only series of BlackRock Municipal Series Trust (each a “Fund” or collectively, the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund are registered as diversified, open-end management investment companies. BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust are organized as Massachusetts business trusts. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor B1, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund. Investor B Shares automatically convert to Investor A Shares after approximately seven years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor B1 Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counter-party, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal

68	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended November 30, 2010, no TOBs have been terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds are recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At November 30, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

BlackRock California Municipal Bond Fund	$120,293,779	$61,213,523	0.30% – 0.35%
BlackRock Pennsylvania Municipal Bond Fund	$110,045,630	$57,205,099	0.30% – 0.50%
BlackRock Intermediate Municipal Fund	$1,102,870	$500,000	0.30%

For the six months ended November 30, 2010, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

BlackRock California Municipal Bond Fund	$60,866,856	0.82%
BlackRock Pennsylvania Municipal Bond Fund	$50,976,957	0.87%
BlackRock Intermediate Municipal Fund	$500,000	0.84%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	69

Notes to Financial Statements (continued)

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four periods ended:

	Year Ended	Year Ended	Period Ended	Year Ended

BlackRock California Municipal Bond Fund	May 31, 2010	May 31, 2009	May 31, 2008	August 31, 2007
BlackRock New Jersey Municipal Bond Fund	May 31, 2010	May 31, 2009	May 31, 2008	July 31, 2007
BlackRock Pennsylvania Municipal Bond Fund	May 31, 2010	May 31, 2009	May 31, 2008	July 31, 2007
BlackRock Intermediate Municipal Fund	May 31, 2010	May 31, 2009	May 31, 2008	October 31, 2007

The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because the protection against defaults by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended November 30, 2010*

	Net Realized Loss from

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Interest rate contracts:
Financial futures contracts	$(339,167)	$(69,897)	$(453,094)

*	As of November 30, 2010, there were no financial futures contracts outstanding.

For the six months ended November 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Financial futures contracts:
Average number of contracts sold	65	18	101
Average notional value of contracts sold	$7,787,897	$2,205,523	$12,134,107

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows:

Not exceeding $500 million	0.55%
In excess of $500 million but not exceeding $1 billion	0.525%
In excess of $1 billion	0.50%

BlackRock Intermediate Municipal Fund pays the Manager a monthly fee at an annual rate of 0.55% of the average daily value of its net assets.

70	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

The Manager, with respect to BlackRock Intermediate Municipal Fund, contractually agreed to waive 0.05% of the Fund’s investment advisory fee until October 1, 2011. For the six months ended November 30, 2010, the Manager waived $71,045, which is included in fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses in order to limit expenses. These voluntary waivers or reimbursements may be reduced or discontinued at any time without notice. The expense limitation as a percentage of net assets are as follows:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Institutional	0.78%	0.71%
Service	0.87%	0.89%
Investor A	0.87%	0.89%
Investor A1	0.72%	0.73%
Investor B	1.64%	1.68%
Investor B1	1.13%	1.15%
Investor C	1.64%	1.68%
Investor C1	1.23%	1.26%

As a result, the Manager waived or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Institutional	$112,672	$431,918
Service	$5,254	$886
Investor A	$5,592	$8,252
Investor A1	$8,812	$6,446
Investor B	$946	$549
Investor B1	$1,944	$1,724
Investor C	$2,225	$2,618
Investor C1	$2,460	$2,361

In addition, for BlackRock New Jersey Municipal Bond Fund, the Manager waived $55,305, which is included in fees waived by the advisor in the Statements of Operations.

The Manager may, in its discretion, reimburse additional amounts. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the Manager reimbursed the following amounts, which are shown as service and distribution fees reimbursed — class specific in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Service	$1,079	$1,116
Investor A	$1,048	$10,500
Investor A1	$3,789	$11,295
Investor B	$208	$1,116
Investor B1	$961	$5,314
Investor C1	$1,293	$5,940

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended November 30, 2010, the amounts waived were as follows:

BlackRock California Municipal Bond Fund	$20,757
BlackRock New Jersey Municipal Bond Fund	$4,830
BlackRock Pennsylvania Municipal Bond Fund	$19,350
BlackRock Intermediate Municipal Fund	$1,582

For the six months ended November 30, 2010, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock California Municipal Bond Fund	$4,438
BlackRock New Jersey Municipal Bond Fund	$2,790
BlackRock Pennsylvania Municipal Bond Fund	$5,268
BlackRock Intermediate Municipal Fund	$2,471

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service Fees

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Service	—	0.25%	0.25%	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	0.10%	0.10%	0.10%
Investor B	0.25%	0.25%	0.25%	0.20%
Investor B1	—	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	0.25%	0.25%	0.25%	—

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	71

Notes to Financial Statements (continued)

	Distribution Fees

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor B	0.25%	0.75%	0.75%	0.10%
Investor B1	—	0.25%	0.25%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35%	0.35%	0.35%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

For the six months ended November 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor A	$7,189	$5,787	$27,976	$13,427

For the six months ended November 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B, Investor B1, Investor C and Investor C1 Shares:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor B	$504	$75	$200	$48
Investor B1	—	$434	—	—
Investor C	$1,714	$1,429	$1,629	$7,117
Investor C1	—	$206	—	—

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Investor A	—	—	—	$3,570

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. Transfer agency fees borne by each Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class. For the six months ended November 30, 2010, the Funds paid the following to affiliates in return for these services, which is included in transfer agent in the Statements of Operations:

BlackRock California Municipal Bond Fund	$561
BlackRock New Jersey Municipal Bond Fund	$9,858
BlackRock Pennsylvania Municipal Bond Fund	$34,260
BlackRock Intermediate Municipal Fund	$404

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2010, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Institutional	$160	$303	$786	$269
Service	—	$168	$12	—
Investor A	$270	$203	$255	$263
Investor A1	$1,057	$238	$183	$264
Investor B	$105	$32	$15	$22
Investor B1	—	$37	$34	—
Investor C	$156	$125	$112	$208
Investor C1	$128	$71	$50	—

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Capital Loss Carryforwards:

As of May 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires May 31,	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

2011	—	$2,693,662	—	—
2012	—	724,595	$10,121,753	—
2014	—	127,616	—	$985,935
2017	—	1,037,279	9,367,197	287,416
2018	$3,881,964	260,363	6,928,880	558,659

Total	$3,881,964	$4,843,515	$26,417,830	$1,832,010

72	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

5. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended November 30, 2010, were as follows:

	Purchases	Sales

BlackRock California Municipal Bond Fund	$148,781,051	$93,310,596
BlackRock New Jersey Municipal Bond Fund	$17,000,641	$41,886,467
BlackRock Pennsylvania Municipal Bond Fund	$79,927,004	$60,363,002
BlackRock Intermediate Municipal Fund	$85,287,690	$36,751,257

6. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, was a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees, which were allocated to the Funds based on their net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the year ended November 30, 2010.

7. Concentration, Market and Credit Risk:

Each Fund, except BlackRock Intermediate Municipal Fund, invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with coun-terparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of November 30, 2010, BlackRock California Municipal Bond Fund invested a significant portion of its assets in the County/City/Special District/School District and Utilities sectors. BlackRock New Jersey Municipal Bond Fund invested a significant portion of its assets in the State sector. BlackRock Pennsylvania Municipal Bond Fund invested a significant portion of its assets in the Health sector. BlackRock Intermediate Municipal Fund invested a significant portion of its assets in the County/City/Special District/School District sector. Changes in economic conditions affecting the County/City/Special District/School District, Utilities, State and Health sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	73

Notes to Financial Statements (continued)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended November 30, 2010		Year Ended May 31, 2010
BlackRock California
Municipal Bond Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	3,151,036	$37,113,021	2,265,942	$25,694,855
Shares issued to shareholders in reinvestment of dividends and distributions	102,750	1,194,944	118,104	1,336,303

Total issued	3,253,786	38,307,965	2,384,046	27,031,158
Shares redeemed	(627,317)	(7,203,367)	(814,309)	(9,175,305)

Net increase	2,626,469	$31,104,598	1,569,737	$17,855,853

Investor A

Shares sold	1,371,181	$15,929,667	2,413,905	$27,209,651
Shares issued to shareholders in reinvestment of dividends and distributions	55,570	644,847	73,544	831,660

Total issued	1,426,751	16,574,514	2,487,449	28,041,311
Shares redeemed	(381,888)	(4,437,611)	(645,784)	(7,303,404)

Net increase	1,044,863	$12,136,903	1,841,665	$20,737,907

Investor A1

Shares sold and automatic conversion of shares	138,943	$1,631,629	239,256	$2,684,874
Shares issued to shareholders in reinvestment of dividends and distributions	190,529	2,216,124	383,784	4,332,125

Total issued	329,472	3,847,753	623,040	7,016,999
Shares redeemed	(621,129)	(7,203,314)	(1,653,324)	(18,565,928)

Net decrease	(291,657)	$(3,355,561)	(1,030,284)	$(11,548,929)

Investor B

Shares sold	13	$153	19,019	$214,960
Shares issued to shareholders in reinvestment of dividends and distributions	14,185	165,115	32,917	371,435

Total issued	14,198	165,268	51,936	586,395
Shares redeemed and automatic conversion of shares	(234,622)	(2,747,591)	(561,100)	(6,290,237)

Net decrease	(220,424)	$(2,582,323)	(509,164)	$(5,703,842)

Investor C

Shares sold	688,809	$8,031,375	1,537,051	$17,214,580
Shares issued to shareholders in reinvestment of dividends and distributions	37,859	440,359	50,690	574,175

Total issued	726,668	8,471,734	1,587,741	17,788,755
Shares redeemed	(135,247)	(1,566,419)	(257,546)	(2,885,767)

Net increase	591,421	$6,905,315	1,330,195	$14,902,988

Investor C1

Shares sold	66	$768	135	$1,511
Shares issued to shareholders in reinvestment of dividends and distributions	25,292	294,168	52,326	590,632

Total issued	25,358	294,936	52,461	592,143
Shares redeemed	(69,275)	(803,896)	(304,930)	(3,411,460)

Net decrease	(43,917)	$(508,960)	(252,469)	$(2,819,317)

74	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

	Six Months Ended November 30, 2010		Year Ended May 31, 2010
BlackRock New Jersey
Municipal Bond Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	538,958	$5,671,611	1,534,082	$15,626,351
Shares issued to shareholders in reinvestment of dividends	42,445	447,844	77,075	787,087

Total issued	581,403	6,119,455	1,611,157	16,413,438
Shares redeemed	(2,926,319)	(30,650,918)	(2,391,795)	(24,340,120)

Net decrease	(2,344,916)	$(24,531,463)	(780,638)	$(7,926,682)

Service

Shares sold	117,729	$1,243,265	15,147	$152,257
Shares issued to shareholders in reinvestment of dividends	15,081	159,080	28,903	295,046

Total issued	132,810	1,402,345	44,050	447,303
Shares redeemed	(31,740)	(332,665)	(70,824)	(726,773)

Net increase (decrease)	101,070	$1,069,680	(26,774)	$(279,470)

Investor A

Shares sold and automatic conversion of shares	750,258	$7,982,787	901,520	$9,255,584
Shares issued to shareholders in reinvestment of dividends	37,277	393,674	58,171	595,383

Total issued	787,535	8,376,461	959,691	9,850,967
Shares redeemed	(373,872)	(3,897,642)	(511,690)	(5,245,220)

Net increase	413,663	$4,478,819	448,001	$4,605,747

Investor A1

Shares sold and automatic conversion of shares	16,629	$175,442	96,573	$985,077
Shares issued to shareholders in reinvestment of dividends	42,725	451,245	85,540	874,165

Total issued	59,354	626,687	182,113	1,859,242
Shares redeemed	(127,704)	(1,353,335)	(325,923)	(3,293,704)

Net decrease	(68,350)	$(726,648)	(143,810)	$(1,434,462)

Investor B

Shares sold	2,539	$26,575	5,925	$59,831
Shares issued to shareholders in reinvestment of dividends	1,845	19,438	8,939	90,819

Total issued	4,384	46,013	14,864	150,650
Shares redeemed and automatic conversion of shares	(104,024)	(1,095,307)	(243,037)	(2,477,695)

Net decrease	(99,640)	$(1,049,294)	(228,173)	$(2,327,045)

Investor B1

Shares sold	22	$233	18	$180
Shares issued to shareholders in reinvestment of dividends	5,315	56,077	12,334	125,859

Total issued	5,337	56,310	12,352	126,039
Shares redeemed and automatic conversion of shares	(88,969)	(929,436)	(207,272)	(2,102,370)

Net decrease	(83,632)	$(873,126)	(194,920)	$(1,976,331)

Investor C

Shares sold	225,115	$2,394,650	573,651	$5,835,823
Shares issued to shareholders in reinvestment of dividends	23,426	246,989	42,390	433,369

Total issued	248,541	2,641,639	616,041	6,269,192
Shares redeemed	(132,347)	(1,389,963)	(336,722)	(3,423,341)

Net increase	116,194	$1,251,676	279,319	$2,845,851

Investor C1

Shares sold	47	$493	436	$4,505
Shares issued to shareholders in reinvestment of dividends	18,631	196,547	38,506	392,980

Total issued	18,678	197,040	38,942	397,485
Shares redeemed	(90,468)	(953,715)	(114,133)	(1,153,123)

Net decrease	(71,790)	$(756,675)	(75,191)	$(755,638)

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	75

Notes to Financial Statements (continued)

	Six Months Ended November 30, 2010		Year Ended May 31, 2010
BlackRock Pennsylvania
Municipal Bond Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,201,139	$24,206,869	6,469,736	$68,816,228
Shares issued to shareholders in reinvestment of dividends	67,138	737,363	90,970	974,167

Total issued	2,268,277	24,944,232	6,560,706	69,790,395
Shares redeemed	(2,623,319)	(28,702,156)	(6,099,318)	(65,146,534)

Net increase (decrease)	(355,042)	$(3,757,924)	461,388	$4,643,861

Service

Shares sold	51,584	$569,256	2,935	$31,684
Shares issued to shareholders in reinvestment of dividends	1,609	17,657	2,752	29,360

Total issued	53,193	586,913	5,687	61,044
Shares redeemed	(7,582)	(81,286)	(30,234)	(324,481)

Net increase (decrease)	45,611	$505,627	(24,547)	$(263,437)

Investor A

Shares sold and automatic conversion of shares	291,131	$3,209,120	772,868	$8,235,184
Shares issued to shareholders in reinvestment of dividends	59,842	657,813	109,621	1,172,442

Total issued	350,973	3,866,933	882,489	9,407,626
Shares redeemed	(311,426)	(3,363,969)	(616,725)	(6,605,808)

Net increase	39,547	$502,964	265,764	$2,801,818

Investor A1

Shares sold and automatic conversion of shares	46,273	$508,844	46,035	$487,357
Shares issued to shareholders in reinvestment of dividends	24,173	265,909	48,366	517,225

Total issued	70,446	774,753	94,401	1,004,582
Shares redeemed	(123,955)	(1,358,425)	(210,122)	(2,239,886)

Net decrease	(53,509)	$(583,672)	(115,721)	$(1,235,304)

Investor B

Shares sold	3,272	$35,508	1,346	$14,454
Shares issued to shareholders in reinvestment of dividends	843	9,259	2,486	26,445

Total issued	4,115	44,767	3,832	40,899
Shares redeemed and automatic conversion of shares	(23,692)	(261,099)	(76,029)	(810,423)

Net decrease	(19,577)	$(216,332)	(72,197)	$(769,524)

Investor B1

Shares sold	6	$71	33	$354
Shares issued to shareholders in reinvestment of dividends	5,270	57,877	11,683	124,694

Total issued	5,276	57,948	11,716	125,048
Shares redeemed and automatic conversion of shares	(74,247)	(816,780)	(115,943)	(1,236,176)

Net decrease	(68,971)	$(758,832)	(104,227)	$(1,111,128)

Investor C

Shares sold	299,740	$3,290,712	627,432	$6,684,492
Shares issued to shareholders in reinvestment of dividends	24,547	269,830	39,309	420,758

Total issued	324,287	3,560,542	666,741	7,105,250
Shares redeemed	(125,693)	(1,378,503)	(273,010)	(2,930,658)

Net increase	198,594	$2,182,039	393,731	$4,174,592

Investor C1

Shares sold	48	$518	4,296	$46,235
Shares issued to shareholders in reinvestment of dividends	13,097	143,853	27,123	289,579

Total issued	13,145	144,371	31,419	335,814
Shares redeemed	(98,829)	(1,093,427)	(137,953)	(1,471,351)

Net decrease	(85,684)	$(949,056)	(106,534)	$(1,135,537)

76	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

	Six Months Ended November 30, 2010		Year Ended May 31, 2010
BlackRock Intermediate
Municipal Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	3,330,091	$35,525,580	6,228,338	$64,105,460
Shares issued to shareholders in reinvestment of dividends	69,042	737,500	78,279	807,171

Total issued	3,399,133	36,263,080	6,306,617	64,912,631
Shares redeemed	(1,671,566)	(17,934,049)	(2,877,658)	(29,606,873)

Net increase	1,727,567	$18,329,031	3,428,959	$35,305,758

Investor A

Shares sold	2,628,407	$28,016,604	3,393,280	$34,824,033
Shares issued to shareholders in reinvestment of dividends	67,453	719,814	79,575	822,283

Total issued	2,695,860	28,736,418	3,472,855	35,646,316
Shares redeemed	(343,019)	(3,640,878)	(605,374)	(6,243,921)

Net increase	2,352,841	$25,095,540	2,867,481	$29,402,395

Investor A1

Shares sold and automatic conversion of shares	34,161	$363,821	57,645	$595,495
Shares issued to shareholders in reinvestment of dividends	51,606	550,830	108,366	1,113,047

Total issued	85,767	914,651	166,011	1,708,542
Shares redeemed	(149,667)	(1,585,867)	(599,341)	(6,140,174)

Net decrease	(63,900)	$(671,216)	(433,330)	$(4,431,632)

Investor B

Shares sold	20,454	$219,740	59,100	$607,948
Shares issued to shareholders in reinvestment of dividends	2,622	27,996	6,390	65,556

Total issued	23,076	247,736	65,490	673,504
Shares redeemed and automatic conversion of shares	(57,802)	(618,716)	(130,072)	(1,336,620)

Net decrease	(34,726)	$(370,980)	(64,582)	$(663,116)

Investor C

Shares sold	1,113,877	$11,865,917	1,872,485	$19,266,259
Shares issued to shareholders in reinvestment of dividends	33,823	361,184	45,209	465,920

Total issued	1,147,700	12,227,101	1,917,694	19,732,179
Shares redeemed	(383,183)	(4,087,096)	(494,852)	(5,076,834)

Net increase	764,517	$8,140,005	1,422,842	$14,655,345

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	77

Notes to Financial Statements (concluded)

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid an ordinary income dividend on December 21, 2010 to Common Shareholders of record on December 17, 2010 as follows:

	Dividend Per Share

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund

Institutional	$0.000183	$0.000614	$0.000028	$0.000197
Service	—	$0.000614	$0.000028	—
Class A	$0.000183	$0.000614	$0.000028	$0.000197
Class A1	$0.000183	$0.000614	$0.000028	$0.000197
Class B	$0.000183	$0.000614	$0.000028	$0.000197
Class B1	—	$0.000614	$0.000028	—
Class C	$0.000183	$0.000614	$0.000028	$0.000197
Class C1	$0.000183	$0.000614	$0.000028	—

78	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Trustee and
Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board,
Chairman of the Audit Committee and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
Richard R. West, Trustee and Member of the Audit Committee
John M. Perlowski, Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company[1]
Boston, MA 02111

The Bank of New York Mellon[2]
New York, NY 10286

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became Chief Executive Officer of the Trusts.

Effective November 10, 2010, Ira Shapiro became Secretary of the Trusts.

[1]	For all Funds except BlackRock California Municipal Bond Fund.

[2]	For BlackRock California Municipal Bond Fund.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	79

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to deter-mine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

80	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	81

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

82	SEMI-ANNUAL REPORT	NOVEMBER 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2010	83

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MUNI4-11/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: February 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: February 2, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: February 2, 2011